[Graphic]
Federated Investors

Federated Limited Term Fund

7TH SEMI-ANNUAL REPORT MAY 31, 1998

ESTABLISHED 1992

Dear Shareholder:

Federated Limited Term Fund was created in 1992, and I am pleased to present its seventh Semi-Annual Report. This report covers the first half of the fund's fiscal year which is the six-month period from December 1, 1997 through May 31, 1998. It begins with a discussion with Randall S. Bauer, Vice President, Federated Advisers who co-manages the fund with Robert K. Kinsey, Vice President, Federated Advisers. Following their discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's holdings, and third is the publication of the fund's financial statements.

This short-term bond fund holds securities with maturities between money market funds (i.e., 40-60 days) and government issues (i.e., 1-3 years). The fund's assets totaled $125 million on May 31, 1998.

The six-month reporting period was marked by a period of low inflation and relatively little fluctuation in short-term rates, which made for an attractive income environment for investors in short-term securities. On a total return basis, the fund outperformed its peer group, the Lipper Short-Term Investment Grade Debt Funds Average.* Individual share class total return performance, including income distributions, follows.**

                                             NET ASSET
                      TOTAL                    VALUE
                     RETURN  INCOME           INCREASE
 Class A Shares       3.13%   $0.30   $9.95 to $9.96 = 0.10%
 Class F Shares       3.18%   $0.30   $9.95 to $9.96 = 0.10%

* Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not reflect sales charges.

** Performance quoted is based on net asset value, represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A and F Shares were 2.11% and 1.13%, respectively.

Thank you for choosing Federated Limited Term Fund as a conservative way to pursue income through a diversified, high-quality portfolio of short-term securities. Remember, reinvesting your earnings is a convenient way to build your account -- and helps to build your account through the benefit of compounding.+

As always, we welcome your comments and suggestions.

Sincerely,

Richard B. Fisher

President

July 15, 1998

+ Systematic investing does not ensure a profit or protect against loss in declining markets.

[Graphic]
Randall S. Bauer
Vice President
Federated Advisers

[Graphic]
Robert K. Kinsey
Vice President
Federated Advisers

[Graphic]

WHAT IS YOUR REVIEW OF THE SHORT-TERM BOND MARKET DURING THE FIRST HALF OF THE FUND'S FISCAL YEAR?

Short-term bond yields declined modestly over the past six months, though performance lagged that of longer maturity securities. Short-term yields remained the captive of Federal Reserve Board (the "Fed") policy, while longer yields reflected the continued positive news on the inflation front as well as concern over an economic slowdown caused by the current situation in Asia. Because the labor market remained robust, the Fed continued to send warning signals that an upward move in the federal funds target rate might be necessary, which prevented any significant rally at the short end. Though events occurring after the end of the reporting period would appear to have mitigated the threat of an upward move in rates, it is probably still too early to talk about a federal funds target rate decrease. The short end of the yield curve will likely remain rangebound for the remainder of the fund's fiscal year.

[Graphic]
HOW DID FEDERATED LIMITED TERM FUND'S PORTFOLIO OF 2-YEAR TO 3-YEAR MATURITY SECURITIES PERFORM IN TERMS OF TOTAL RETURN AND INCOME?

The fund continued to outperform its peer group, the Lipper Short-Term Investment Grade Debt Funds Average, which produced an average return of 2.96% for the six-month reporting period ended May 31, 1998. The fund's Class A Shares produced a total return of 3.13%, based on net asset value, and monthly dividends totaling $0.30 per share. The fund's Class F Shares produced a total return of 3.18%, based on net asset value, and monthly dividends totaling $0.30 per share. Both share classes experienced a modest net asset value increase of $0.01 per share.*

The 30-day SEC yields, based on net asset value, for Class A and F Shares were 5.96% and 6.06%, respectively, on May 31, 1998.**

* Performance quoted is based on net asset value, represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A and F Shares were 2.11% and 1.13%, respectively.

** The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. The 30-day SEC yields based on offering price for Class A and F Shares were 5.90% and 6.00%, respectively.

[Graphic]
HOW WERE THE FUND'S ASSETS ALLOCATED AT THE END OF THE REPORTING PERIOD AMONG CORPORATE SECURITIES, ASSET-BACKED AND MORTGAGE-BACKED SECURITIES AS WELL AS CREDIT QUALITY?

Over the six-month reporting period, the fund's largest allocation shifted from corporate securities to asset-backed securities, given the significant spread widening seen in that sector (particularly in the home equity and manufactured housing areas) during the fourth quarter of 1997. On May 31, 1998, approximately 38% of the fund's assets were invested in asset-backed securities, with 32% in corporate securities, 22% in mortgage-backed securities, and 6% in U.S. Treasury and agency securities. The fund also maintained a 2% cash position.

The fund continued to maintain a solid investment-grade average quality profile. As of May 31, 1998, the quality breakdown of the fund was:

                    PERCENTAGE OF
                      NET ASSETS
 AAA                      47%
 AA                        1%
 A                        12%
 BBB                      27%
 BB or lower              13%

[Graphic]
WHAT WERE THE FUND'S TOP FIVE HOLDINGS AS OF MAY 31, 1998?

                                                        PERCENTAGE
 NAME                                                 OF NET ASSETS
 U.S. Treasury Note                                        3.2%
 Residential Accredit Loans, Inc.
  (mortgage-backed security)                               3.0%
 Green Tree Home Improvement Loan Trust
  (asset backed security)                                  2.8%
 TKR Cable, Inc. (corporate bond)                          2.4%
 Bridgestone/Firestone Credit Card Trust
  (asset backed security)                                  2.4%
     TOTAL PERCENTAGE OF NET ASSETS                       13.8%

[Graphic]
HAVE ANY OVERSOLD INTERNATIONAL MARKETS PROVIDED THE FUND WITH BUYING OPPORTUNITIES?

The fund in fact increased its exposure to non-U.S. markets during the reporting period, though overall exposure remains at around 3% of fund assets. While selected opportunities will always be pursued in foreign (including emerging) markets, fund management endeavors to keep the fund's overall risk profile consistent with its short duration, average investment grade orientation.

[Graphic]
HAS THE ASIAN FLU AFFECTED THE ASSET-BACKED SECURITIES MARKET?

As the asset-backed securities ("ABS") market is largely a domestic one, there has been little effect. The U.S. ABS market generally reacts to the performance of the U.S. economy. Even if the U.S. economy weakens (whether or not the weakness stems from the current situation in Asia), fund management believes the well-structured nature of the asset-backed securities held in the fund will provide sufficient protection to shareholders.

The rather small Asian ABS market (to which the fund has no exposure) has dried up for now. It would appear, however, that any restructuring of Asian financial systems will likely involve a greater degree of securitization. Just as securitization in the U.S. market made a quantum leap during the resolution of difficulties encountered by the U.S. financial system during the early 1990s, the late 1990s may offer a new opportunity for value in a revitalized Asian ABS market.

[Graphic]
AT THE MID-POINT IN THE FUND'S FISCAL YEAR, WHAT IS YOUR OUTLOOK FOR THE REST OF 1998?

We believe the remainder of 1998 will be characterized by a trend of slowly declining yield levels at the longer end of the yield curve. There will be rallies and selloffs along the way, with the actual level of decline being limited by the extent to which the Fed feels the need to maintain short-term interest rates at current levels. If a trend toward slower economic activity becomes more pronounced, however (and there appears to be at least some evidence of this in current economic statistics), the Fed might actually move to lower rates by year-end, which would send a clear bullish signal to longer term bond investors and provide investors in the fund with attractive returns as well.

BOND INVESTING TERMS
ASSET-BACKED SECURITIES: Bonds secured by a pool of smaller retail loans such as automobile loans, credit cards, home equity loans, and home mortgages. To help protect the investor's principal, these securities have an inherent "safety net," or enhancement, in that the amount of the bond issue is always smaller than the amount of assets securing it. These asset-backed securities allow for the repayment of principal of the bond even if the underlying assets default. These securities can be backed by many other types of enhancements, such as corporate guarantees, bank letters of credit and third-party insurance.

MATURITY: The amount of time in which a bond's principal becomes due.

COUPON: The interest rate on a bond that the issuer promises to pay until the bond matures.

CURRENT YIELD: The amount of interest paid by a bond, expressed as a percentage of its value. Yield may differ from the coupon because the bond's value may change over time. As a bond's price falls, its yield rises, and vice versa.

DURATION: A measurement of a bond's price sensitivity relative to a change in the general level of interest rates. Duration takes into account the size of the coupon and the time to maturity. Generally, longer or higher durations have more risk than shorter or lower durations.

INVESTMENT-GRADE BONDS: Corporate and municipal bonds rated within the top four categories (Baa or higher by Moody's or BBB or higher by Standard & Poor's). This rating is based on the bond issuer's ability to pay the interest and principal. Bonds rated lower are more speculative. U.S. Treasury and government agency bonds are not rated because the payment of principal and interest are guaranteed directly by the U.S. government or the issuing agency. Asset-backed securities are rated in the same fashion.

FEDERAL RESERVE BOARD: Under the direction of a Chairman (currently Alan Greenspan), the Federal Reserve Board (the "Fed") consists of seven-members that are appointed by the President. The Fed regulates the U.S. monetary and banking system and sets economic policy, including the direction of short-term interest rates. When the Fed is said to "tighten," it raises rates. When it "eases," it lowers rates.

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN
FEDERATED LIMITED TERM FUND

INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $7,000 IN THE CLASS A SHARES OF FEDERATED LIMITED TERM FUND ON 1/13/92, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $10,052 ON 5/31/98. YOU WOULD HAVE EARNED A 5.84%* AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 6/30/98, the Class A Shares' 1-year, 5-year, and since inception (1/13/92) average annual total returns were 5.84%, 5.31%, and 5.83%, respectively. Class F Shares' 1-year and since inception (9/1/93) average annual total returns were 4.88% and 5.29%, respectively.**

"Graphic representation "A1" omitted.  See Appendix."

* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge applicable to an initial investment in Class A Shares.

  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The total returns stated take into account the 1.00% sales charge for Class A and Class F Shares, and the 1.00% contingent deferred sales charge for Class F Shares.

FEDERATED LIMITED TERM FUND

ONE STEP AT A TIME:

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR FOR SIX YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $8,494.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Limited Term Fund on 1/13/92, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $7,000, but your account would have reached a total value of $8,494* by 5/31/98. You would have earned an average annual total return of 5.76%.

A practical investment plan helps you pursue income from short-term bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

"Graphic representation "A2" omitted.  See Appendix."

* This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices. All accumulated shares have the ability to pay income to the investor.

  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED LIMITED TERM FUND

HYPOTHETICAL INVESTOR PROFILE: INVESTING FOR UNPLANNED EXPENSES

While most investors focus on planned financial goals, Phil and Kate Porter also invest to help with life's unplanned expenses. On 1/13/92 they invested $10,000 in Federated Limited Term Fund to start an emergency reserve account. By 5/31/98, their account had grown to $14,360, achieving an average annual return of 5.84%.

Over time, they may draw on the accumulated income to pay for everything from major car repairs to household plumbing emergencies.

With Federated Limited Term Fund, they can take comfort in the fact that they have a reserve to help with whatever unforeseen expenses lie ahead.

"Graphic representation "A3" omitted.  See Appendix."

This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

FEDERATED LIMITED TERM FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 1998 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                       VALUE
 ADJUSTABLE RATE MORTGAGES--1.8%
                            GOVERNMENT AGENCY--1.8%
 $              799,274 (a) Federal Home Loan Mortgage Corp., ARMs, 7.61%,  $     832,844
                            9/1/2019
                873,080 (a) Federal Home Loan Mortgage Corp., ARMs, 7.73%,        905,445
                            12/1/2018
                331,416 (a) Federal National Mortgage Association, ARMs,          349,153
                            7.84%, 12/1/2020
                118,019 (a) Federal National Mortgage Association, ARMs,          124,237
                            7.80%, 11/1/2017
                              TOTAL ADJUSTABLE RATE MORTGAGES
                              (IDENTIFIED COST $2,164,412)                      2,211,679
 ASSET-BACKED SECURITIES--38%
                        AUTOMOBILE--10.3%
              1,106,058 AFG Receivables Trust 1997-A, Class C, 7.20%,           1,123,202
                        10/15/2002
              1,343,106 AFG Receivables Trust 1997-B, Class C, 7.00%,           1,360,042
                        2/15/2003
                304,911 Daimler-Benz Auto Grantor Trust 1995-A, Class A,          305,105
                        5.85%, 5/15/2002
                945,721 Navistar Financial Corp. Owner Trust 1995-A,
                        Class B, 6.85%, 11/20/2001                                953,703
              2,398,977 (b) Paragon Auto Receivables Owner Trust 1998-A,
                            Class B, 7.47%, 11/15/2004                          2,398,977
              2,887,000 Premier Auto Trust 1995-3, Class B, 6.25%,              2,900,309
                        8/6/2001
              1,950,000 (b) Team Fleet Financing Corp. Series 1997-1, Class     2,023,125
                            B, 7.80%, 5/15/2003
              1,850,000 Yamaha Motor Master Trust 1995-1, Class A,              1,865,290
                        6.20%, 5/15/2003
                            Total                                              12,929,753
                        CREDIT CARD--7.3%
              1,850,000 (b) Banco Nacional de Mexico S.A., Credit Card
                            Merchant Voucher Receivables Master Trust
                            Series 1996-A, Class A1, 6.25%, 12/1/2003           1,854,200
              3,000,000 Bridgestone/Firestone Master Trust 1996-1, Class        3,036,630
                        B, 6.49%, 7/1/2003
                750,000 Dayton Hudson Credit Card Master Trust 1995-1,
                        Class A, 6.10%, 2/25/2002                                 751,485
              2,000,000 Household Affinity Credit Card Master Trust
                        1993-1, Class B, 5.30%, 9/15/2000                       1,995,840
              1,400,000 Spiegel Master Trust 1994-B, Class A, 8.15%,            1,447,992
                        6/15/2004
                            Total                                               9,086,147

FEDERATED LIMITED TERM FUND

  PRINCIPAL
    AMOUNT                                                                       VALUE
 ASSET-BACKED SECURITIES--CONTINUED
                        HOME EQUITY LOAN--12.1%
 $              479,412 AFC Home Equity Loan Trust 1992-3, Class A,      $        485,184
                        7.05%, 8/15/2007
                263,694 Advanta HEL Trust 1991-1, Class A, 9.00%,                 271,713
                        2/25/2006
              1,750,000 ContiMortgage Home Equity Loan Trust 1997-5,
                        Class B, 7.62%, 1/15/2029                               1,754,375
              2,500,000 Contimortgage Home Equity Loan Trust 1997-1,
                        Class B, 7.92%, 3/15/2028                               2,555,375
              3,500,000 Green Tree Home Improvement Loan Trust 1997-A,
                        Class HE6, 7.16%, 3/15/2028                             3,590,125
              2,000,000 Green Tree Home Improvement Loan Trust 1997-C,
                        Class B2, 7.59%, 8/15/2028                              2,002,000
              1,096,720 Independent National Mortgage Corp. Home Equity
                        1997-A, Class BF, 7.39%, 10/25/2028                     1,077,527
                640,824 (a) Merrill Lynch Home Equity Loan Trust 1993-1,
                        Class B, 6.69%, 2/15/2003                                 641,465
                775,000 New Century Home Equity Loan Trust 1997-NC5,
                        Class B, 7.59%, 10/25/2028                                766,281
              1,250,000 (b) Saxon Asset Securities Trust 1998-1, Class BF2,     1,095,625
                            8.00%, 12/25/2027
                570,647 The Money Store Home Equity Trust 1992-A, Class
                        A, 6.95%, 1/15/2007                                       580,423
                318,986 The Money Store Home Equity Trust 1992-B, Class
                        A, 6.90%, 7/15/2007                                       320,386
                            Total                                              15,140,479
                        MANUFACTURED HOUSING--1.8%
              1,250,000 Green Tree Financial Corp. 1996-2, Class B-1,           1,298,575
                        7.55%, 4/15/2027
                957,397 Oakwood Mortgage Investors, Inc., 1995-B, Class
                        A2, 6.45%, 1/15/2021                                      963,467
                            Total                                               2,262,042

FEDERATED LIMITED TERM FUND

  PRINCIPAL
    AMOUNT                                                                       VALUE
 ASSET-BACKED SECURITIES--CONTINUED
                        MARINE RECEIVABLES--2.4%
 $            1,363,587 CBNJ Boat Loan Trust 1994-1, Class A, 6.89%,     $      1,391,759
                        5/18/2012
              1,546,450 NationsCredit Grantor Trust 1997-1, Class A,            1,572,369
                        6.75%, 8/15/2013
                            Total                                               2,964,128
                        OTHER--3.1%
              2,100,000 Advanta Equipment Receivables 1998-1, Class C,          2,097,375
                        6.49%, 12/15/2006
                892,956 (b) Bosque Asset Corp., 7.66%, 6/5/2002                   896,653
                325,000 Centerior Energy Receivables Master Trust
                        1996-1, Class A, 7.20%, 4/15/2002                         335,806
              3,835,760 (a)(b) FMAC Loan Receivables Trust 1997-A, Class
                        A-X, 2.78%, 4/15/2019                                     577,167
                            Total                                               3,907,001
                        WHOLE LOAN--1.0%
              1,416,085 (b) SMFC Trust, Series 1997-A, Class B1, 1/20/2035      1,289,529
                              TOTAL ASSET-BACKED SECURITIES
                              (IDENTIFIED COST $47,158,903)                    47,579,079
 COLLATERALIZED MORTGAGE OBLIGATIONS--17.6%
                        COMMERCIAL MORTGAGE--1.7%
              3,974,196 First Union Lehman Brothers Commercial Mortgage
                        Trust, Series 1997-C1, Class IO, 1.307%, 4/18/2027        290,633
              1,900,000 (a)(b) K Mart CMBS Financing, Inc., Series 1997-1, Class
                        D, 6.76%, 3/1/2007 1,902,375
                            Total                                               2,193,008
                        GOVERNMENT AGENCY--1.5%
              1,392,193 Federal Home Loan Mortgage Corp., Series 1686,
                        Class PK, 5.00%, 4/15/2023                              1,371,241
             32,929,588 Vendee Mortgage, Series 1995-1C, Class 3IO,               447,513
                        .2925%, 2/15/2025
                            Total                                               1,818,754
                        HOME EQUITY LOAN--0.8%
              1,000,000     (a) Merrill Lynch Mortgage Investors, Inc., Series
                            1993-C, Class A4, 6.69%, 3/15/2018 1,003,440

FEDERATED LIMITED TERM FUND

  PRINCIPAL
    AMOUNT                                                                       VALUE
 COLLATERALIZED MORTGAGE OBLIGATIONS--CONTINUED
                        WHOLE LOAN--13.6%
 $              917,000 (b) Bayview Financial Acquisition Trust, Series
                            1998-1, Class MI3, 8.21%, 5/25/2029           $       917,000
              2,117,616 (a) CMSI, Series 1992-18, Class A-1, 7.15%,             2,177,841
                            11/25/2022
              2,500,000 Countrywide Home Loans, Series 1997-5, Class            2,527,514
                        A-3, 7.50%, 9/25/2027
                301,266 (b) GE Capital Mortgage Services, Inc., Series
                            1994-3, Class B4, 6.50%, 1/25/2024                    219,171
                315,214 (b) Greenwich Capital Acceptance, Inc., Subordinate
                            Mortgage Securities Trust, Series 1996-A,
                            Class B, 7.5916%, 6/15/2019                           300,635
              2,000,000 Norwest Asset Securities Corp., Series 1996-4,
                        Class A14, 7.20%, 9/25/2026                             2,012,800
              2,950,000 Prudential Home Mortgage Securities, Inc.,
                        Series 1992-32, Class A-6, 7.50%, 10/25/2022            2,972,774
              3,786,982 Residential Accredit Loans, Inc., Series
                        1996-QS8, Class A3, 7.05%, 12/25/2026                   3,805,784
              2,100,000 Residential Accredit Loans, Inc., Series
                        1997-QS2, Class A3, 7.25%, 3/25/2027                    2,111,304
                            Total                                              17,044,823
                            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                            (IDENTIFIED COST $21,892,011)                      22,060,025
 CORPORATE BONDS--32%
                        AEROSPACE & DEFENSE--1.5%
              1,800,000 Raytheon Co., Note, 6.45%, 8/15/2002                    1,826,640
                        AUTOMOBILE--1.5%
              1,800,000 Arvin Industries, Inc., Note, 6.875%, 2/15/2001         1,831,392
                        BANKING--5.6%
              3,000,000 (a) Chase Manhattan Corp., Sub. Note, 5.25%,            2,925,150
                            12/5/2009
              2,000,000 (a) Citicorp, Sub. Note, 5.725%, 10/25/2005             1,981,500

FEDERATED LIMITED TERM FUND

  PRINCIPAL
    AMOUNT                                                                       VALUE
 CORPORATE BONDS--CONTINUED
                        BANKING--CONTINUED
 $            1,000,000 Mercantile Bancorporation, Inc., Sr. Note,       $      1,020,770
                        6.80%, 6/15/2001
              1,100,000 Riggs National Corp., Sub. Note, 8.50%, 2/1/2006        1,164,867
                            Total                                               7,092,287
                        CABLE TELEVISION--2.5%
              2,800,000 TKR Cable, Inc., 10.50%, 10/30/2007                     3,104,164
                        FINANCE - RETAIL--1.1%
              1,350,000 Advanta Corp., Medium Term Note, 6.90%, 8/4/1999        1,323,095
                        FOREST PRODUCTS--0.9%
              1,000,000 Quno Corp., Sr. Note, 9.125%, 5/15/2005                 1,091,640
                        HOTELS, MOTELS, INNS & CASINOS--2.0%
              2,400,000 La Quinta Inns, Inc., Sr. Sub. Note, 9.25%,             2,490,000
                        5/15/2003
                        INDUSTRIAL PRODUCTS & EQUIPMENT--1.3%
              1,600,000 Figgie International Holdings, Inc., Sr. Note,          1,674,000
                        9.875%, 10/1/1999
                        INSURANCE--2.6%
                250,000 Conseco, Inc., Note, 6.40%, 2/10/2003                     249,870
              2,000,000 GEICO Corp., Deb., 9.15%, 9/15/2021                     2,250,860
                750,000 (a)(b) HSB Group, Inc., 6.57%, 7/15/2027                  744,485
                            Total                                               3,245,215
                        OIL & GAS--1.0%
              1,250,000 Occidental Petroleum Corp., Note, 8.50%,                1,289,525
                        9/15/2004
                        PRINTING & PUBLISHING--0.9%
                980,000 Valassis Communication, Inc., Sr. Note, 9.55%,          1,100,520
                        12/1/2003
                        RETAILERS--2.0%
                900,000 Brylane Capital Corp., Sr. Sub. Note, 10.00%,             954,000
                        9/1/2003
              1,450,000 Shopko Stores, Inc., Sr. Note, 8.50%, 3/15/2002         1,552,210
                            Total                                               2,506,210

FEDERATED LIMITED TERM FUND

  PRINCIPAL
    AMOUNT                                                                       VALUE
 CORPORATE BONDS--CONTINUED
                        SERVICES--0.8%
 $            1,000,000 Loewen Group Int'l, Sr. Note, 8.25%, 4/15/2003   $      1,063,380
                        SOVEREIGN--1.0%
              1,350,000 Export-Import Bank Korea, Note, 7.10%, 3/15/2007        1,210,667
                        TELECOMMUNICATIONS & CELLULAR--2.5%
              2,000,000 British Telecommunication PLC, 9.625%, 2/15/2019        2,136,900
              1,000,000 (b) PanAmSat Corp., Note, 6.00%, 1/15/2003                992,450
                            Total                                               3,129,350
                        UTILITIES--4.8%
              1,250,000 Camuzzi Gas, Note, 9.25%, 12/15/2001                    1,271,875
              1,300,000 (b) Hidroelectrica Alicura, Deb., 8.375%, 3/15/1999     1,303,250
              1,800,000 Long Island Lighting Co., Deb., 9.00%, 11/1/2022        2,066,040
              1,400,000 Pennsylvania Power & Light Co., 9.25%, 10/1/2019        1,495,130
                            Total                                               6,136,295
                            TOTAL CORPORATE BONDS (IDENTIFIED COST             40,114,380
                            $39,913,240)
 MORTGAGE BACKED SECURITIES--2.6%
                        GOVERNMENT AGENCY--2.6%
              1,400,091 Federal Home Loan Mortgage Corp., 6.00%,                1,395,275
                        4/1/2003
              1,806,988 Government National Mortgage Association, 8.50%,        1,908,631
                        8/15/2026
                            TOTAL MORTGAGE BACKED SECURITIES
                             (IDENTIFIED COST $3,224,909)                       3,303,906
 U.S. GOVERNMENT AGENCIES--0.4%
                500,000 Federal National Mortgage Association, 6.34%,             501,140
                        7/28/2000
                            TOTAL U.S. GOVERNMENT AGENCIES
                             (IDENTIFIED COST $499,770)                           501,140
 U.S. TREASURY OBLIGATIONS--5.3%
                        U.S. TREASURY NOTE--5.3%
                500,000 5.50%, 3/31/2003                                           498,355
              4,000,000 5.75%, 11/15/2000                                        4,018,840

FEDERATED LIMITED TERM FUND

  PRINCIPAL
    AMOUNT                                                                       VALUE
 U.S. TREASURY OBLIGATIONS--CONTINUED
 $            2,000,000 6.625%, 5/15/2007                                $       2,131,140
                            TOTAL U.S. TREASURY OBLIGATIONS
                             (IDENTIFIED COST $6,661,237)                        6,648,335
 (C)REPURCHASE AGREEMENT--1.5%
              1,880,000 BT Securities Corporation, 5.57%, dated
                        5/29/1998, due 6/1/1998 (AT AMORTIZED COST)              1,880,000
                            TOTAL INVESTMENTS (IDENTIFIED COST           $     124,298,544
                            $123,394,482)(D)

(a) Denotes variable rate and floating rate obligations for which the current rate is shown.

(b) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 1998, these securities amounted to $16,514,642 which represents 13.19% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $123,394,482. The net unrealized appreciation of investments on a federal tax basis amounts to $904,062 which is comprised of $1,273,420 appreciation and $369,358 depreciation at May 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($125,176,845) at May 31, 1998.

The following acronyms are used throughout this portfolio:

ARMs --Adjustable Rate Mortgages

PLC --Public Limited Company

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM FUND

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost
 $123,394,482)                                                                   $     124,298,544
 Income receivable                                                                       1,206,992
 Receivable for shares sold                                                                474,535
   Total assets                                                                        125,980,071
 LIABILITIES:
 Payable for shares redeemed                                  $        70,226
 Income distribution payable                                          624,226
 Payable to Bank                                                       45,462
 Accrued expenses                                                      63,312
   Total liabilities                                                                       803,226
 NET ASSETS for 12,562,251 shares outstanding                                    $     125,176,845
 NET ASSETS CONSIST OF:
 Paid in capital                                                                 $     134,689,482
 Net unrealized appreciation of investments and translation
 of assets and liabilities in foreign currency                                             904,062
 Accumulated net realized loss on investments and foreign currency
 transactions                                                                          (10,674,013)
 Undistributed net investment income                                                       257,314
   Total Net Assets                                                              $     125,176,845
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:
 Net Asset Value Per Share ($113,911,968 / 11,431,805 shares                                 $9.96
 outstanding)
 Offering Price Per Share (100/99.00 of $9.96)*                                             $10.06
 Redemption Proceeds Per Share                                                               $9.96
 CLASS F SHARES:
 Net Asset Value Per Share ($11,264,877 / 1,130,446 shares                                   $9.96
 outstanding)
 Offering Price Per Share (100/99.00 of $9.96)*                                             $10.06
 Redemption Proceeds Per Share (99.00/100 of $9.96)**                                        $9.86

* See "Investing in the Fund" in the Prospectus.

** See "Investing in the Fund" and "Contingent Deferred Sales Charge" in the
   Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 4,056,579
 EXPENSES:
 Investment advisory fee                                                    $   228,408
 Administrative personnel and services fee                                       77,288
 Custodian fees                                                                   6,452
 Transfer and dividend disbursing agent fees and expenses                        84,225
 Directors'/Trustees' fees                                                          910
 Auditing fees                                                                    7,462
 Legal fees                                                                       2,002
 Portfolio accounting fees                                                       31,349
 Distribution services fee--Class A Shares                                      262,056
 Distribution services fee--Class F Shares                                        7,036
 Shareholder services fee--Class A Shares                                       131,028
 Shareholder services fee--Class F Shares                                        11,727
 Share registration costs                                                        12,740
 Printing and postage                                                            24,934
 Insurance premiums                                                               1,274
 Taxes                                                                            7,462
 Miscellaneous                                                                    7,462
     Total expenses                                                             903,815
 Waivers--
     Waiver of investment advisory fee                          $   (116,831)
     Waiver of distribution services fee--Class A Shares            (157,233)
     Waiver of distribution services fee--Class F Shares                (938)
     Waiver of shareholder services fee--Class F Shares               (1,407)
          Total waivers                                                        (276,409)
                  Net expenses                                                              627,406
                   Net investment income                                                  3,429,173
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
 Net realized loss on investments and foreign currency                                     (197,192)
 transactions
 Net change in unrealized appreciation of investments and
 translation of assets and liabilities in foreign currency                                  290,699
     Net realized and unrealized gain on investments and                                     93,507
     foreign currency
          Change in net assets resulting from operations                                $ 3,522,680

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM FUND

STATEMENT OF CHANGES IN NET ASSETS

                                   SIX MONTHS
                                ENDED YEAR ENDED
                                                                       (UNAUDITED)    NOVEMBER 30,
                                                                       MAY 31, 1998       1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                $    3,429,173 $    6,605,236
 Net realized gain (loss) on investments and foreign currency transactions ($(197,192) and $643,106, respectively, as computed
 for federal tax purposes)                                                  (197,192)       890,943
 Net change in unrealized appreciation/depreciation of investments
 and translation of assets and liabilities in foreign currency               290,699       (522,183)
  Change in net assets resulting from operations                           3,522,680      6,973,996
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Class A Shares                                                          (3,141,039)    (6,096,126)
  Class F Shares                                                            (285,579)      (533,574)
  Change in net assets resulting from distributions to shareholders       (3,426,618)    (6,629,700)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                             64,604,412     48,134,214
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                    1,885,797      4,194,743
 Cost of shares redeemed                                                 (45,168,061)   (74,027,315)
  Change in net assets resulting from share transactions                  21,322,148    (21,698,358)
  Change in net assets                                                    21,418,210    (21,354,062)
 NET ASSETS:
 Beginning of period                                                     103,758,635    125,112,697
 End of period (including undistributed net investment income of
 $257,314 and $250,455, respectively)                                 $  125,176,845 $  103,758,635

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM FUND

FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 SIX MONTHS
                                    ENDED
                                 (UNAUDITED)
                                    MAY 31,                    YEAR ENDED NOVEMBER 30,
                                     1998     1997      1996      1995        1994      1993    1992(A)
 NET ASSET VALUE, BEGINNING OF      $ 9.95   $ 9.91    $ 9.97    $ 9.48      $10.17    $10.00   $10.01
 PERIOD
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income               0.30     0.59      0.59      0.55        0.53      0.63    0.519
  Net realized and unrealized
  gain
  (loss) on investments and
  foreign
  currency                            0.01     0.04     (0.06)     0.49       (0.66)     0.19   (0.008)
  Total from investment               0.31     0.63      0.53      1.04       (0.13)     0.82    0.511
  operations
 LESS DISTRIBUTIONS
  Distributions from net
  investment
  income                             (0.30)   (0.59)    (0.59)    (0.55)      (0.53)    (0.63)  (0.519)
  Distributions in excess of
  net
  investment income(b)                  --       --        --        --       (0.02)    (0.02)  (0.002)
  Distributions from net
  realized
  gain on investments                   --       --        --        --       (0.01)       --       --
  Total distributions                (0.30)   (0.59)    (0.59)    (0.55)      (0.56)    (0.65)  (0.521)
 NET ASSET VALUE, END OF            $ 9.96   $ 9.95    $ 9.91    $ 9.97      $ 9.48    $10.17   $10.00
 PERIOD
 TOTAL RETURN(C)                      3.13%    6.52%     5.54%    11.29%      (1.30%)    8.19%    5.21%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                            1.11%*   1.10%     1.10%     1.10%       1.10%     1.01%    0.67%*
  Net investment income               6.01%*   5.90%     6.04%     6.13%       5.52%     5.75%    6.17%*
  Expense                             0.50%*   0.49%     0.56%     0.43%       0.39%     0.49%    1.06%*
  waiver/reimbursement(d)
 SUPPLEMENTAL DATA
  Net assets, end of period
  (000 omitted)                   $113,912  $94,952  $116,174  $138,451    $178,771   $248,87  $57,225
  Portfolio turnover                    61%      62%      104%       63%         63%       38%      60%

* Computed on an annualized basis.

(a) Reflects operations for the period from January 13, 1992 (date of initial public investment) to November 30, 1992. For the period from the start of business, December 5, 1991 to January 12, 1992, the net investment income was distributed to the Fund's investment adviser.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM FUND

FINANCIAL HIGHLIGHTS -- CLASS F SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS
                                              ENDED
                                           (UNAUDITED)
                                              MAY 31,           YEAR ENDED NOVEMBER 30,
                                               1998    1997    1996      1995       1994    1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD         $ 9.95  $ 9.91  $ 9.97    $ 9.48     $10.17   $10.24
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                         0.29    0.60    0.66      0.61       0.55     0.15
  Net realized and unrealized gain
  (loss) on
  investments and foreign currency              0.02    0.04   (0.12)     0.44      (0.67)   (0.07)
  Total from investment operations              0.31    0.64    0.54      1.05      (0.12)    0.08
 LESS DISTRIBUTIONS
  Distributions from net investment            (0.30)  (0.60)  (0.60)    (0.56)     (0.55)   (0.15)
  income
  Distributions in excess of net
  investment income(b)                            --      --      --        --      (0.01)      --
  Distributions from net realized gain
  on investments                                  --      --      --        --      (0.01)      --
  Total distributions                          (0.30)  (0.60)  (0.60)    (0.56)     (0.57)   (0.15)
 NET ASSET VALUE, END OF PERIOD               $ 9.96  $ 9.95  $ 9.91    $ 9.97     $ 9.48   $10.17
 TOTAL RETURN(C)                                3.18%   6.63%   5.64%    11.39%     (1.20%)   0.78%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                      1.01%*  1.00%   1.00%     1.00%      0.99%    1.00%*
  Net investment income                         6.09%*  6.00%   6.14%     6.22%      5.67%    7.10%*
  Expense waiver/reimbursement(d)               0.26%*  0.24%   0.31%     0.18%      0.13%    0.39%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000             $11,265  $8,807  $8,938   $10,183    $13,145   $7,230
  omitted)
  Portfolio turnover                              61%     62%    104%       63%        63%      38%

* Computed on an annualized basis.

(a) Reflects operations for the period from August 31, 1993 (date of initial public investment) to November 30, 1993.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 1998 (UNAUDITED)

1. ORGANIZATION

Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Limited Term Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class F Shares. The investment objective of the Fund is to seek a high level of current income consistent with minimum fluctuation in principal value through compilation of a portfolio, the weighted average duration which will at all times be limited to three years.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- U.S. government securities, listed corporate bonds, (other fixed-income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independant pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At May 31, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $10,469,634, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION    EXPIRATION
    YEAR         AMOUNT
    2002       $8,964,278
    2003        1,407,407
    2004           97,949

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FOREIGN EXCHANGE CONTRACTS -- The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

FOREIGN CURRENCY TRANSLATION -- The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchanges gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust's pricing committee.

Additional information on each restricted security held at May 31, 1998 is as follows:

 SECURITY                         ACQUISITION DATE    ACQUISITION COST
 Banco Nacional de Mexico            1/9/1997            $ 1,810,398
 Bayview Financial Acquisition       5/14/1998               920,334
 Trust
 GE Capital Mortgage Services,       7/10/1997               213,439
 Inc.
 Greenwich Capital Acceptance,       7/24/1997               349,153
 Inc.
 Hidroelectra Alicura                2/17/1998             1,344,277
 K Mart CMBS Financing, Inc.         2/27/1997             1,900,000
 PanAm Sat Corp.                     1/14/1998               999,360
 Paragon Auto Receivables Owners     5/14/1998             2,048,777
 Trust
 Saxon Asset Securities Trust        3/5/1998              1,100,570
 SMFC Trust                          2/4/1998                273,067
                                     2/5/1998              1,023,094
 Team Fleet Financing                4/24/1997             1,946,344

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At May 31, 1998, par value shares ($0.001 per share) authorized were as follows:

                      PERCENTAGE OF PAR
                            VALUE
 CLASS NAME             CAPITAL STOCK
                          AUTHORIZED
 Class A Shares         1,000,000,000
 Class F Shares         1,000,000,000
 Total                  2,000,000,000
 Authorized
 Shares

Transactions in capital stock were as follows:

                                     PERIOD ENDED                 YEAR ENDED
                                     MAY 31, 1998              NOVEMBER 30, 1997
 CLASS A SHARES               SHARES         AMOUNT        SHARES           AMOUNT
 Shares sold                   6,163,779 $   61,524,713    4,650,436     $ 46,093,000
 Shares issued to
 shareholders in payment
 of distributions declared       175,664      1,751,573      393,568        3,886,908
 Shares redeemed              (4,451,350)   (44,401,465)  (7,225,178)     (71,507,487)
  Net change resulting
  from Class A Share
  transactions                 1,888,093 $   18,874,821   (2,181,174)    $(21,527,579)

                                      PERIOD ENDED                YEAR ENDED
                                      MAY 31, 1998             NOVEMBER 30, 1997
 CLASS F SHARES                 SHARES        AMOUNT       SHARES           AMOUNT
 Shares sold                      308,666 $   3,079,699     206,849     $   2,041,214
 Shares issued to
 shareholders in payment
 of distributions declared         13,460       134,224      31,156           307,835
 Shares redeemed                  (76,844)     (766,596)   (254,941)       (2,519,828)
  Net change resulting from
  Class F Share
  transactions                    245,282 $   2,447,327     (16,936)    $    (170,779)
   Net change resulting from
   share transactions           2,133,375 $  21,322,148  (2,198,110)    $ (21,698,358)

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC") the principal distributor, of the Fund to finance activities intended to result in the sale of the Corporation's Class F Shares and Class A Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                          PERCENTAGE OF
                          AVERAGE DAILY
                          NET ASSETS OF
 SHARE CLASS NAME              CLASS
 Class A Shares                0.50%
 Class F Shares                0.15%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, ("FSS") the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL -- Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. YEAR 2000

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1998, were as follows:

 PURCHASES                                               $86,366,597
 SALES                                                   $67,168,808

DIRECTORS
John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

William J. Copeland

James E. Dowd, Esq.

Lawrence D. Ellis, M.D.

Richard B. Fisher

Edward L. Flaherty, Jr., Esq.

Peter E. Madden

John E. Murray, Jr.

Wesley W. Posvar

Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman

Richard B. Fisher
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President,
Treasurer, and Secretary

Nicholas J. Seitanakis
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses which contain facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated Investors

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 338319106
Cusip 338319304
3070201 (7/98)
[Graphic]



[Graphic]
Federated Investors

Federated Limited Term Municipal Fund

5TH SEMI-ANNUAL REPORT
MAY 31, 1998

ESTABLISHED 1993

PRESIDENT'S MESSAGE

Dear Shareholder:

Federated Limited Term Municipal Fund was created in 1993, and I am pleased to present its fifth Semi-Annual Report. This report covers the first half of the fund's fiscal year which is the six-month period from December 1, 1997 through May 31, 1998. It begins with a discussion with the fund's portfolio manager, Jeff A. Kozemchak, Vice President of Federated Advisers. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's holdings, and third is the publication of the fund's financial statements.

The fund's portfolio of short-term municipal bonds with a weighted average effective maturity of less than three years pursues attractive tax-free income with minimal fluctuation of principal value.* The fund's average maturity is targeted between tax-free money market funds and intermediate-term municipal bonds.**

Individual share class total return performance, including income dividends follows.***

                                                    NET ASSET
                  TOTAL RETURN      INCOME        VALUE INCREASE
 Class A Shares      2.38%         $0.2015    $9.78 to $9.81= 0.31%
 Class F Shares      2.51%         $0.2138    $9.78 to $9.81= 0.31%

During the reporting period, which was marked by continued low inflation and rates that fluctuated within a narrow range, the fund performed well. Income distributions accounted for the majority of its total return performance, which was greater than the 2.13% return of the fund's benchmark, the Lipper Short-Term Municipal Debt Funds Average.+ As of May 31, 1998, the fund posted 30-day distribution rates, based on net asset value, of 3.96% and 4.21% for Class A and F Shares, respectively. These rates are equivalent to taxable rates of 6.56% and 6.97%, based on net asset value, for Class A and F Shares, respectively, assuming a top marginal tax rate of 39.60%.++ The 30-day SEC yields, based on net asset value, for Class A and F Shares were 3.60% and 3.85%, respectively.+++

* Income may be subject to the federal alternative minimum tax.

** Unlike the fund, money market funds seek to maintain a stable $1.00 share value.

*** Performance quoted is based on net asset value, represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A and F Shares were 1.35% and 1.47%, respectively.

As of May 31, 1998, the fund's $91 million broadly diversified portfolio owned 86 municipal securities, which included bonds issued for hospitals, single-family housing authorities, electricity revenue, and resource recovery bonds.

Thank you for choosing Federated Limited Term Municipal Fund as a relatively conservative way to pursue tax-free income from short-term municipal issues. Remember, reinvesting your earnings and adding to your account on a regular basis are two convenient ways to gain the benefit of compounding.++++

As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1998

+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not reflect sales charges.

++ The 30-day distribution rate reflects actual distributions made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price. The 30-day distribution rate based on offering price for Class A Shares was 3.92%. The taxable rate for Class A Shares based on offering price was 6.49%.

+++ The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. The 30-day SEC yield based on offering price for Class A Shares was 3.56%.

++++ Systematic investing does not ensure a profit or protect against loss in declining markets.

INVESTMENT REVIEW

[Graphic]

Jeff A. Kozemchak, CFA
Vice President
Federated Advisers

[Graphic]

PLEASE COMMENT ON THE SHORT-TERM MUNICIPAL MARKET AND ECONOMY OVER THE FIRST HALF OF THE FUND'S FISCAL YEAR?

The short-term municipal bond market performed well over the six-month reporting period ended May 31, 1998, as it continued to deliver an incremental income advantage as compared to money market securities while sustaining relative price stability.

During the reporting period, the Federal Reserve Board (the "Fed") kept monetary policy unchanged despite robust economic growth. The economy posted a rate of growth of over 3.00% in the last three quarters of 1997, and continued at an above-trend pace of 4.80% in the first quarter of 1998. Prior to last December, the continued benign inflation picture soothed a market that would otherwise have been unsettled at such a vigorous pace of growth. Early in the fall of 1997, signs of tight labor markets began to build expectations of a need for a tightening by the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets in the fourth quarter curtailed this expectation, and overseas developments dominated in December of 1997 and into early 1998. In April and May of 1998, employment growth and tight labor markets produced much anxiety in the market, as the market worried that inflation pressures could build. In May of 1998, the market learned that the Fed had adopted a "tightening bias" toward monetary policy last March, but declined to raise short-term interest rates in May of 1998. Clearly the Fed has decided to wait and see what effect the slumping Asian economies may have on domestic growth and inflation.

Interest rates in the short-term municipal market reflected changing market sentiment toward the Fed's interest rate policy. The yield on the 3-year, A-rated general obligation municipal bond began the period at 4.25%, but declined in December of 1997 and January of 1998 to a low of 3.90% by late January of 1998. In February and March of 1998, yields rose and traded in a range between 4.05% and 4.15% as economic growth continued. In April of 1998, yields rose from 4.05% to 4.40% reflecting market concerns of an overheating domestic economy. In May of 1998, yields once again fell to 4.10% as concerns abated and Asia once again dominated the market spotlight.

[Graphic]

HOW DID FEDERATED LIMITED TERM MUNICIPAL FUND PERFORM DURING THE SIX-MONTH REPORTING PERIOD ENDED MAY 31, 1998?

The fund continued to perform well over the six-month reporting period on both a total return and income basis. Investors in the Class A Shares of the fund received a total return of 2.38%, based on net asset value, for the six-month reporting period ended May 31, 1998. For investors in Class F Shares, the fund produced a total return of 2.51% based on net asset value for the same period.* These results exceeded the 2.13% average return for the 29 funds in the fund's peer group, the Lipper Short-Term Municipal Debt Funds Average. As expected, the fund's total return consisted mostly of tax-exempt income, as principal fluctuation was minimized due to the short-term effective average maturity of the portfolio. The fund's net asset value per share rose 0.31% (from $9.78 to $9.81) over the six-month reporting period.

[Graphic]

WHAT LEVEL OF INCOME DID THE FUND DELIVER TO ITS TAX- SENSITIVE SHAREHOLDERS?

For the six-month reporting period, the fund's tax-exempt income totaled $0.2015/share for Class A Shares and $0.2138/share for Class F Shares. These income levels corresponded to annualized tax-exempt distribution rates of 4.11% and 4.36% for investors in the Class A and F Shares, respectively. When considering the relative price stability of the fund, these distributions are attractive compared to municipal money market fund returns.

Also, as of May 31, 1998, the fund posted 30-day distribution rates of 3.96% and 4.21% for Class A and F Shares, respectively. These rates are equivalent to taxable rates of 6.56% and 6.97% for Class A and F Shares, respectively, assuming a top marginal tax rate of 39.60%. The 30-day SEC yields for Class A and F Shares were 3.60% and 3.85%, respectively.

* Performance quoted is based on net asset value, represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A and F Shares were 1.35% and 1.47%, respectively.

[Graphic]

WITH NO FED ACTION TO DATE, WHAT DO YOU FORESEE FOR THE REST OF 1998? ARE YOU MAINTAINING A "NEUTRAL" AVERAGE MATURITY POSITION FOR THE FUND?

We expect that growth will eventually moderate later in 1998, as Asia's effects are felt in the United States and abroad. Over the near-term, the Fed will likely remain on the sidelines. Given the negative impact of trade and inventories, we expect growth to slow to around 2% for the rest of 1998, even though domestic demand remains robust. With no inflationary "smoking gun" and the deepening turmoil in Asia, the Fed is not likely to tighten anytime soon. Given the low inflation rate, monetary policy already appears somewhat restrictive. If slowing does occur, the Fed could find cause to ease later in the year or in early 1999. Accordingly, we continue to position the fund with a neutral-to-positive outlook on interest rates, and maintain moderately longer effective average maturity and duration targets to take advantage of our expectation of lower interest rates over the next six months. As always, we continue to search for attractive investment opportunities in order to best serve our municipal clients.

BOND INVESTING TERMS

MUNICIPAL BOND: A security issued by a state or local government entity to help finance a wide range of projects for public benefit, such as industrial development, highways, hospitals, and schools. The investment income on a municipal bond is generally exempt from federal income tax and from income tax imposed by the state in which the bond is issued. Municipal bonds are rated for quality by national rating organizations (see "Investment-Grade Bonds" below).

MATURITY: The amount of time in which a bond's principal becomes due.

COUPON: The interest rate on a bond that the issuer promises to pay until the bond matures.

CURRENT YIELD: The amount of interest paid by a bond, expressed as a percentage of its value. Yield may differ from the coupon because the bond's value may change over time. As a bond's price falls, its yield rises, and vice versa.

DURATION: A measurement of a bond's price sensitivity relative to a change in the general level of interest rates. Duration takes into account the size of the coupon and the time to maturity. Generally, longer or higher durations have more risk than shorter or lower durations.

EQUIVALENT YIELD: The corresponding taxable yield of the tax-free yield based upon an individual's income tax bracket (tax-exempt yield divided by 100%-person's tax bracket).

INVESTMENT-GRADE BONDS: Corporate and municipal bonds rated within the top four categories (Baa or higher by Moody's or BBB or higher by Standard & Poor's). This rating is based on the bond issuer's ability to pay the interest and principal. Bonds rated lower are more speculative. U.S. Treasury and government agency bonds are not rated because the payment of principal and interest are guaranteed directly by the U.S. government or the issuing agency.

FEDERAL RESERVE BOARD: Under the direction of a Chairman (currently Alan Greenspan), the Federal Reserve Board (the "Fed") consists of seven members that are appointed by the President. The Fed regulates the U.S. monetary and banking system and sets economic policy, including the direction of short-term interest rates. When the Fed is said to "tighten," it raises rates. When it "eases," it lowers rates.

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN
FEDERATED LIMITED TERM MUNICIPAL FUND

INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $5,000 IN THE CLASS A SHARES OF FEDERATED LIMITED TERM MUNICIPAL FUND ON 9/1/93, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $5,959 ON 5/31/98. YOU WOULD HAVE EARNED A 3.77%* AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 6/30/98, the Class A Shares' 1-year and since inception (9/1/93) average annual total returns were 3.98%, and 3.77%, respectively. Class F Shares' 1-year and since inception (9/1/93) average annual total returns were 4.24% and 4.21%, respectively.**

"Graphic representation "B1" omitted.  See Appendix."

* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge applicable to an initial investment in Class A Shares.

Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The total returns stated take into account the 1.00% sales charge for Class A Shares and the 1.00% contingent deferred sales charge for Class F Shares.

FEDERATED LIMITED TERM MUNICIPAL FUND

ONE STEP AT A TIME:

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR FOR FOUR YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $5,562.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Limited Term Municipal Fund on 9/1/93, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $5,000, but your account would have reached a total value of $5,562* by 5/31/98. You would have earned an average annual total return of 3.99%.

A practical investment plan helps you pursue income by investing in short-term municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time.
Put time, money, and compounding to work.

"Graphic representation "B2" omitted.  See Appendix."

* This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices. All accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED LIMITED TERM MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 1998 (UNAUDITED)

  PRINCIPAL                                                                 CREDIT
   AMOUNT                                                                   RATING*       VALUE
 (A)LONG-TERM MUNICIPALS -- 97.4%
                      ALABAMA -- 1.1%
 $            490,000 Mobile, AL, GO Warrants, 4.85%, 8/15/1999                NR    $     495,282
              515,000 Mobile, AL, GO Warrants, 4.95%, 8/15/2000                NR          523,915
                          Total                                                          1,019,197
                      CALIFORNIA -- 6.8%
              700,000 Delta Counties, CA Home Mortgage Finance Authority,
                      SFM Revenue Bonds (Series 1998A), 4.85% (GNMA
                      Collateralized Home Mortgage Program)/(MBIA INS),
                      12/1/2008                                                AAA         701,197
            4,600,000 Monterrey Peninsula, CA Water Management District
                      Weekly VRDNs (Wastewater Reclaimation)/(Sumitomo
                      Bank Ltd., Osaka LOC)                                    A-        4,600,000
            1,000,000 Sacramento County, CA HDA, Multifamily Housing
                      Revenue Bonds (Series I), 4.80% TOBs (Rancho Natomas
                      Apartments)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LOC),
                      Mandatory Tender 12/15/2000                              A3        1,004,030
                          Total                                                          6,305,227
                      COLORADO -- 5.1%
              660,000 Colorado HFA, Single Family Mortgage Revenue Bond,
                      Series C-1, 7.65%, 12/1/2025                             Aa2         742,698
            1,000,000 Colorado HFA, Single Family Program Senior Bonds
                      (Series 1998A-3), 4.60%, 11/1/2016                       Aa2       1,007,640
            1,000,000 Colorado Student Obligation Bond Authority, Student
                      Loan Revenue Bonds, 5.40%, 9/1/1998                       A        1,003,640
            2,000,000 Denver, CO City & County Airport Authority, Airport
                      System Revenue Bonds (Series 1996C), 5.05%,             Baa1       2,042,140
                      11/15/2000
                          Total                                                          4,796,118
                      FLORIDA -- 2.1%
            1,815,000 Pinellas County, FL HFA, SFM Revenue Bonds, Series C,
                      6.45% (GNMA COL), 3/1/2029                               Aaa       1,941,215

FEDERATED LIMITED TERM MUNICIPAL FUND

  PRINCIPAL                                                                 CREDIT
   AMOUNT                                                                   RATING*       VALUE
 (A)LONG-TERM MUNICIPALS -- CONTINUED
                      HAWAII -- 1.6%
 $          1,485,000 Hawaii State Department of Budget & Finance, Special
                      Purpose Revenue Bonds, 4.65% (G.N. Wilcox Memorial
                      Hospital), 7/1/2003                                     BBB+   $   1,497,726
                      IDAHO -- 2.2%
            2,000,000 Idaho Housing Agency, SFM Bonds, Series B-2, 4.65%,
                      7/1/2028                                                 Aaa       2,006,500
                      ILLINOIS -- 11.0%
            1,080,000 Chicago, IL, Collateralized SFM Revenue Bonds (Series
                      1997B), 5.10% (GNMA Collateralized Home Mortgage
                      Program), 9/1/2007                                       Aaa       1,100,671
            1,655,000 Chicago, IL, Collateralized SFM Revenue Bonds, Series
                      A-1,
                      4.85% (GNMA COL), 3/1/2015                               Aaa       1,665,344
              750,000 Chicago, IL, Gas Supply Revenue Bonds, 7.50% (Peoples
                      Gas Light & Coke Company), 3/1/2015                      AA-         805,208
              925,000 Illinois Development Finance Authority, (Series 1995)
                      Revenue Bonds, 5.80% (Catholic Charities Housing
                      Development Corp.), 1/1/2007                             NR          955,821
              150,000 Illinois Development Finance Authority, Housing
                      Revenue
                      Bonds, 5.25% (Catholic Charities Housing Development
                      Corp.)/(Archdiocese of Chicago GTD), 1/1/1999            NR          150,584
              650,000 Illinois Development Finance Authority, Mortgage
                      Revenue
                      Refunding Bonds, Series 1997A, 5.20% (MBIA INS)/(FHA
                      LOC), 7/1/2008                                           Aaa         665,347
            2,000,000 Illinois Development Finance Authority, Solid Waste
                      Disposal Revenue Bonds, 7.125% (WMX Technologies,
                      Inc.), 1/1/2001                                          BBB       2,127,200
              400,000 Illinois Educational Facilities Authority, Revenue
                      Bonds,
                      5.25% (Illinois Institute of Technology)/ (Original
                      Issue
                      Yield: 5.35%), 12/1/1998                                Baa1         402,348
              580,000 Illinois Health Facilities Authority, Refunding
                      Revenue
                      Bonds (Series 1996B), 4.80% (Sarah Bush Lincoln
                      Health
                      Center), 2/15/1999                                       A-          583,898

FEDERATED LIMITED TERM MUNICIPAL FUND

  PRINCIPAL                                                                 CREDIT
   AMOUNT                                                                   RATING*       VALUE
 (A)LONG-TERM MUNICIPALS -- CONTINUED
                      ILLINOIS -- CONTINUED
 $            505,000 Illinois Health Facilities Authority, Refunding
                      Revenue
                      Bonds (Series 1996B), 5.00% (Sarah Bush Lincoln
                      Health
                      Center), 2/15/2000                                       A-    $     512,237
              615,000 Illinois Health Facilities Authority, Refunding
                      Revenue
                      Bonds (Series 1996B), 5.00% (Sarah Bush Lincoln
                      Health
                      Center)/(Original Issue Yield: 5.10%), 2/15/2001         A-          626,734
              670,000 Illinois Health Facilities Authority, Refunding
                      Revenue
                      Bonds (Series 1996B), 5.125% (Sarah Bush Lincoln
                      Health
                      Center)/(Original Issue Yield: 5.25%), 2/15/2002         A-          687,346
                          Total                                                        10,282,738
                      INDIANA -- 4.5%
              630,000 Indiana Health Facility Financing Authority, Hospital
                      Refunding & Revenue Bonds (Series 1996), 5.625%
                      (Hancock Memorial Hospital and Health Services),
                      8/15/2000                                               BBB+         648,320
              685,000 Indiana Health Facility Financing Authority, Hospital
                      Refunding & Revenue Bonds (Series 1996), 5.625%
                      (Hancock
                      Memorial Hospital and Health Services), 8/15/2001       BBB+         710,653
              725,000 Indiana Health Facility Financing Authority, Hospital
                      Refunding & Revenue Bonds (Series 1996), 5.625%
                      (Hancock
                      Memorial Hospital and Health Services), 8/15/2002       BBB+         757,045
              885,000 LaPorte County, IN Hospital Authority, Refunding
                      Revenue Bonds, 5.60% (LaPorte Hospital, Inc.,
                      IN)/(Original
                      Issue Yield: 5.747%), 3/1/1999                          Baa1         893,540
              935,000 LaPorte County, IN Hospital Authority, Refunding
                      Revenue
                      Bonds, 5.80% (LaPorte Hospital, Inc., IN)/(Original
                      Issue
                      Yield: 5.898%), 3/1/2000                                Baa1         954,990
              225,000 Marion County, IN Hospital Authority, Hospital
                      Facility
                      Revenue Refunding Bonds, 6.50% (Methodist Hospital of
                      Indiana)/(Original Issue Yield: 7.374%), 9/1/2008        AAA         237,206
                          Total                                                          4,201,754

FEDERATED LIMITED TERM MUNICIPAL FUND

  PRINCIPAL                                                                 CREDIT
   AMOUNT                                                                   RATING*       VALUE
 (A)LONG-TERM MUNICIPALS -- CONTINUED
                      KANSAS -- 1.8%
 $            335,000 Newton, KS, Hospital Revenue Refunding Bonds, Series
                      1998, 4.65% (Newton Healthcare Corp.)/(Original Issue
                      Yield: 4.70%), 11/15/2001                               BBB-   $     335,258
              370,000 Newton, KS, Hospital Revenue Refunding Bonds, Series
                      1998, 4.80% (Newton Healthcare Corp.)/(Original Issue
                      Yield: 4.90%), 11/15/2003                               BBB-         370,081
            1,000,000 Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds
                      (Series 1997A-1), 5.10% (GNMA Collateralized Home
                      Mortgage Program), 12/1/2014                             Aaa       1,015,650
                          Total                                                          1,720,989
                      KENTUCKY -- 1.1%
            1,000,000 Jefferson County, KY, UT GO Trust Certificates,
                      5.25%,
                      9/1/1999                                                 A+        1,016,790
                      LOUISIANA -- 1.7%
            1,500,000 Louisiana State Offshore Term Authority, Deepwater
                      Port
                      Refunding Revenue Bonds (First Stage Series 1992B),
                      6.00%
                      (Loop, Inc.), 9/1/2001                                    A        1,575,885
                      MASSACHUSETTS -- 2.1%
              750,000 Greater New Bedford Regional Refuse Management
                      District, MA, UT GO Bonds, 5.00% (Original Issue
                      Yield: 5.10%), 5/1/1999                                  NR          755,550
              500,000 Greater New Bedford Regional Refuse Management
                      District, MA, UT GO Bonds, 5.10% (Original Issue
                      Yield: 5.20%), 5/1/2000                                  NR          506,180
            2,000,000 Massachusetts IFA, Solid Waste Disposal Sr. Lien
                      Revenue
                      Bonds (Series A), 8.00% (Massachusetts Recycling
                      Association), 8/1/1999                                   NR          750,000
                          Total                                                          2,011,730
                      MINNESOTA -- 1.7%
            1,500,000 Maplewood, MN, Health Care Facility Revenue Bonds
                      (Series 1996), 5.95% (Healtheast, MN), 11/15/2006        BBB       1,580,820

FEDERATED LIMITED TERM MUNICIPAL FUND

  PRINCIPAL                                                                 CREDIT
   AMOUNT                                                                   RATING*       VALUE
 (A)LONG-TERM MUNICIPALS -- CONTINUED
                      MISSISSIPPI -- 3.4%
 $          3,200,000 Jackson County, MS Port Facility Daily VRDNs (Chevron
                      U.S.A., Inc.)                                            Aaa   $   3,200,000
                      MISSOURI -- 2.5%
            1,000,000 Kansas City, MO IDA, PCR Bonds, 6.05% (General Motors
                      Corp.), 4/1/2006                                          A        1,027,350
              450,000 West Plains, MO IDA, Hospital Revenue Bonds, 4.70%
                      (Ozarks Medical Center)/(Original Issue Yield:
                      4.80%),
                      11/15/2002                                              BBB-         449,546
              440,000 West Plains, MO IDA, Hospital Revenue Bonds, 4.85%
                      (Ozarks Medical Center)/(Original Issue Yield:
                      4.95%),
                      11/15/2003                                              BBB-         440,933
              425,000 West Plains, MO IDA, Hospital Revenue Bonds, 5.05%
                      (Ozarks Medical Center)/(Original Issue Yield:
                      5.125%),
                      11/15/2005                                              BBB-         427,219
                          Total                                                          2,345,048
                      NEBRASKA -- 1.1%
              999,195 (b)Energy America, NE, Gas Supply Revenue Bonds (Series
                      1998B), 5.10% (Nebraska Public Gas Agency),              NR          996,647
                      10/15/2005
                      NEW YORK -- 7.0%
            2,000,000 New York City, NY, UT GO Bonds (Series B), 5.30%,
                      8/15/2000                                               BBB+       2,050,320
            1,800,000 New York City, NY, UT GO Bonds (Series B), 7.50%
                      (Original Issue Yield: 7.60%), 2/1/2001                 BBB+       1,946,862
            1,000,000 New York State Dormitory Authority, Mental Health
                      Services Facilities Improvement Revenue Bonds (Series
                      A),
                      5.00% (Original Issue Yield: 5.05%), 2/15/2002           A-        1,024,400
              500,000 New York State Dormitory Authority, Revenue Bonds,
                      5.10% (Nyack Hospital), 7/1/1998                        Baa2         500,320
            1,000,000 New York State Thruway Authority, Service Contract
                      Revenue Bonds, 5.25%, 4/1/2003                          BBB+       1,036,180
                          Total                                                          6,558,082

FEDERATED LIMITED TERM MUNICIPAL FUND

  PRINCIPAL                                                                 CREDIT
   AMOUNT                                                                   RATING*       VALUE
 (A)LONG-TERM MUNICIPALS -- CONTINUED
                      NORTH CAROLINA -- 3.6%
 $          1,000,000 North Carolina Eastern Municipal Power Agency, Power
                      System Refunding Revenue Bonds (Series 1996A), 5.10%,
                      1/1/2000                                                 BBB   $   1,013,500
            1,000,000 North Carolina Eastern Municipal Power Agency,
                      Refunding Revenue Bonds (Series B), 5.375% (Original
                      Issue Yield: 5.50%), 1/1/2001                            BBB       1,025,290
            1,300,000 Person County, NC Industrial Facilities & Pollution
                      Control
                      Financing Authority Daily VRDNs (Carolina Power &
                      Light Co.)/(SunTrust Bank, Atlanta LOC)                  Aa        1,300,000
                          Total                                                          3,338,790
                      NORTH DAKOTA -- 4.1%
            2,795,000 North Dakota State HFA, Housing Finance Program Bonds
                      (Series 1997C), 4.70%, 1/1/2022                          Aa3       2,812,860
            1,000,000 North Dakota State HFA, Housing Finance Program Bonds
                      (Series 1998A), 4.60%, 1/1/2023                          Aa3         990,800
                          Total                                                          3,803,660
                      OHIO -- 7.6%
              500,000 Franklin County, OH Health Care Facilities, Revenue
                      Refunding Bonds, 4.60% (Ohio Presbyterian Retirement
                      Services)/(Original Issue Yield: 4.70%), 7/1/2001        NR          500,910
              315,000 Franklin County, OH Health Care Facilities, Revenue
                      Refunding Bonds, 4.80% (Ohio Presbyterian Retirement
                      Services)/(Original Issue Yield: 4.90%), 7/1/2003        NR          316,326
              460,000 Franklin County, OH Health Care Facilities, Revenue
                      Refunding Bonds, 5.00% (Ohio Presbyterian Retirement
                      Services), 7/1/2004                                      NR          465,152
            1,550,000 Marion County, OH Hospital Authority, Hospital
                      Refunding & Improvement Revenue Bonds (Series 1996),
                      5.50% (Community Hospital of Springfield), 5/15/2000    BBB+       1,585,030
            1,180,000 Ohio Enterprise Bond Fund, (Series 1995-3) State
                      Economic
                      Development Revenue Bonds, 5.60% (Smith Steelite),
                      12/1/2003                                                A-        1,246,210

FEDERATED LIMITED TERM MUNICIPAL FUND

  PRINCIPAL                                                                 CREDIT
   AMOUNT                                                                   RATING*       VALUE
 (A)LONG-TERM MUNICIPALS -- CONTINUED
                      OHIO -- CONTINUED
 $          1,000,000 Ohio HFA, Residential Mortgage Revenue Bonds (Series
                      1998A-1), 4.90% (GNMA Collateralized Home Mortgage
                      Program COL), 9/1/2025                                   AAA   $   1,003,030
            2,000,000 Youngstown City School District, OH, Revenue
                      Anticipation Note, 5.40%, 6/15/1998                      NR        2,001,180
                          Total                                                          7,117,838
                      PENNSYLVANIA -- 7.2%
              615,000 Clarion County, PA Hospital Authority, Revenue
                      Refunding Bonds, Series 1997, 4.75% (Clarion County
                      Hospital)/(Original Issue Yield: 4.85%), 7/1/2001       BBB-         618,924
              850,000 Clarion County, PA Hospital Authority, Revenue
                      Refunding Bonds, Series 1997, 5.00% (Clarion County
                      Hospital), 7/1/2002                                     BBB-         862,036
              830,000 Grove City Area Hospital Authority, Hospital Revenue
                      Bonds, Series 1998, 4.50% (United Community
                      Hospital)/(Original Issue Yield: 4.60%), 7/1/2003        BBB         826,796
              955,000 Hazleton, PA Health Services Authority, Hospital
                      Revenue Bonds (Series 1996), 5.40% (Hazleton-St.
                      Joseph
                      Medical Center), 7/1/2001                               BBB+         973,995
              195,000 Jeannette Health Services Authority, PA, Hospital
                      Revenue Bonds (Series A of 1996), 4.85% (Jeannette
                      District Memorial Hospital)/(Original Issue Yield:
                      4.95%),
                      11/1/2000                                               BBB+         196,507
              155,000 Jeannette Health Services Authority, PA, Hospital
                      Revenue Bonds (Series A of 1996), 5.05% (Jeannette
                      District
                      Memorial Hospital)/(Original Issue Yield: 5.15%),
                      11/1/2001                                               BBB+         157,057
              220,000 Jeannette Health Services Authority, PA, Hospital
                      Revenue Bonds (Series A of 1996), 5.15% (Jeannette
                      District
                      Memorial Hospital)/(Original Issue Yield: 5.30%),       BBB+         224,651
                      11/1/2002
              595,000 Philadelphia, PA Hospitals & Higher Education
                      Facilities
                      Authority, Hospital Revenue Bonds (Series 1997),
                      5.00%
                      (Jeanes Hospital, PA), 7/1/2000                          BBB         603,509

FEDERATED LIMITED TERM MUNICIPAL FUND

  PRINCIPAL                                                                 CREDIT
   AMOUNT                                                                   RATING*       VALUE
 (A)LONG-TERM MUNICIPALS -- CONTINUED
                      PENNSYLVANIA -- CONTINUED
 $            620,000 Philadelphia, PA Hospitals & Higher Education
                      Facilities
                      Authority, Hospital Revenue Bonds (Series 1997),
                      5.20% (Jeanes Hospital, PA), 7/1/2001                   BBB   $     634,062
              125,000 Philadelphia, PA Hospitals & Higher Education
                      Facilities
                      Authority, Hospital Revenue Bonds (Series B), 6.60%
                      (Children's Seashore House, PA)/(Original Issue
                      Yield: 6.80%), 8/15/1998                                 A-          125,683
              435,000 Philadelphia, PA IDA, Revenue Bonds, 4.55% (Franklin
                      Institute), 6/15/2003                                   Baa2         435,378
            1,080,000 Scranton-Lackawanna, PA Health & Welfare Authority,
                      Revenue Bonds (Series A), 6.35% (Allied Services
                      Rehabilitation Hospitals, PA), 7/15/1999                 NR        1,096,578
                          Total                                                          6,755,176
                      PUERTO RICO -- 2.1%
            2,000,000 Puerto Rico Municipal Finance Agency, Revenue Bonds
                      (Series A), 5.00% (Original Issue Yield: 5.10%),         A-        2,001,880
                      7/1/1998
                      RHODE ISLAND -- 4.5%
            3,885,000 Rhode Island State Student Loan Authority, Student
                      Loan Revenue Refunding Bond, Series B, 6.75% (Original
                      Issue Yield: 6.80%), 12/1/2001                            A        4,159,048
                      SOUTH DAKOTA -- 3.6%
              225,000 South Dakota State Health & Educational Authority,
                      Revenue Bonds, 6.00% (Huron Regional Medical
                      Center, SD), 4/1/1999                                    BBB         227,036
            3,000,000 South Dakota Student Loan Finance Corp., (Series A)
                      Student Loan Revenue Bonds, 5.85%, 8/1/2000              A+        3,108,600
                          Total                                                          3,335,636
                      TENNESSEE -- 0.9%
              800,000 Springfield, TN Health & Educational Facilities
                      Board, Hospital Revenue Bonds, 7.50% (NorthCrest
                      Medical Center), 4/1/2000                                NR          821,544

FEDERATED LIMITED TERM MUNICIPAL FUND

  PRINCIPAL                                                                 CREDIT
   AMOUNT                                                                   RATING*       VALUE
 (A)LONG-TERM MUNICIPALS -- CONTINUED
                      TEXAS -- 3.0%
 $            800,000 (b)Greenville, TX Industrial Development Corp.,
                      Airport Revenue Refunding Bonds, Series 1996, 4.75%
                      (Raytheon/
                      E-Systems, Inc.), 8/1/1998                               NR     $    801,048
            1,000,000 (b) Greenville, TX Industrial Development Corp.,
                      Airport Revenue Refunding Bonds, Series 1996, 5.15%
                      (Raytheon/E-Systems, Inc.), 8/1/2000                     NR        1,018,840
            1,000,000 Northeast Hospital Authority, TX, Hospital Revenue
                      Refunding Bonds (Series 1997), 5.25% (Northeast
                      Medical Center Hospital), 5/15/1999                      BBB       1,012,610
                          Total                                                          2,832,498
                      UTAH -- 1.1%
            1,000,000 Davis County, Utah Solid Waste Management & Energy
                      Recovery Special Service Dist., Refunding Revenue
                      Bonds,
                      5.30% (Original Issue Yield: 5.40%), 6/15/1999          BBB+       1,009,490
                      VIRGINIA -- 2.9%
            2,150,000 King George County IDA, VA, Lease Revenue Notes
                      (Series 1995A), 4.875% (King George County Elementary
                      School)/(Original Issue Yield: 5.05%), 8/1/1998          NR        2,151,762
              255,000 Prince William County, VA IDA, Hospital Revenue
                      Bonds,
                      6.00% (Potomac Hospital Corp., VA), 10/1/1998            A2          256,823
              255,000 Prince William County, VA IDA, Hospital Revenue
                      Bonds, 6.10% (Potomac Hospital Corp., VA), 10/1/1999     A2          261,964
                          Total                                                          2,670,549
                          TOTAL INVESTMENTS (IDENTIFIED COST $90,907,342)(C)           $ 90,902,575

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) At May 29, 1998, 35.0% of the total investments at market value were subject to alternative minimum tax.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 29, 1998, these securities amounted to $2,816,535 which represents 3.0% of net assets.

(c) The cost of investments for federal tax purposes amounts to $90,907,342. The net unrealized depreciation of investments on a federal tax basis amounts to $4,767 which is comprised of $1,176,981 appreciation and $1,181,748 depreciation at May 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($93,288,674) at May 31, 1998.

The following acronyms are used throughout this portfolio:

COL -- Collateralized FHA -- Federal Housing Administration GNMA -- Government National Mortgage Association GO -- General Obligation GTD -- Guaranty HDA -- Hospital Development Authority HFA -- Housing Finance Authority IDA -- Industrial Development Authority IFA -- Industrial Finance Authority INS -- Insured LOC -- Letter of Credit MBIA -- Municipal Bond Investors Assurance PCR -- Pollution Control Revenue SFM -- Single Family Mortgage TOBs -- Tender Option Bonds UT -- Unlimited Tax VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM MUNICIPAL FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                   $  90,902,575
 $90,907,342)
 Cash                                                                                       210,517
 Income receivable                                                                        1,362,553
 Prepaid expenses                                                                            20,831
 Receivable for investments sold                                                            110,000
 Receivable for shares sold                                                               1,168,738
    Total assets                                                                         93,775,214
 LIABILITIES:
 Payable for shares redeemed                                                $ 197,179
 Income distribution payable                                                  289,361
    Total liabilities                                                                       486,540
 NET ASSETS for 9,509,323 shares outstanding                                          $  93,288,674
 NET ASSETS CONSIST OF:
 Paid in capital                                                                      $  95,652,825
 Net unrealized depreciation of investments                                                  (4,767)
 Accumulated net realized loss on investments                                            (2,359,384)
    Total net assets                                                                  $  93,288,674
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:
 Net Asset Value Per Share ($71,142,309/7,252,010 shares outstanding)                       $9.81
 Offering Price Per Share (100/99.00 of $9.81)*                                               $9.91
 Redemption Proceeds Per Share                                                                $9.81
 CLASS F SHARES:
 Net Asset Value Per Share ($22,146,365/2,257,313 shares outstanding)                       $9.81
 Offering Price Per Share                                                                     $9.81
 Redemption Proceeds Per Share (99.00/100 of $9.81)**                                         $9.71

* See "Investing in the Fund" in the Prospectus.

** See "Investing in the Fund" and "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM MUNICIPAL FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                       $2,022,313
 EXPENSES:
 Investment advisory fee                                            $   157,625
 Administrative personnel and services fee                               77,288
 Custodian fees                                                          14,322
 Transfer and dividend disbursing agent fees and                         23,029
 expenses
 Directors'/Trustees' fees                                                2,732
 Auditing fees                                                            7,278
 Legal fees                                                               1,724
 Portfolio accounting fees                                               37,891
 Distribution services fee -- Class A Shares                             73,476
 Distribution services fee -- Class F Shares                             14,986
 Shareholder services fee -- Class A Shares                              73,476
 Shareholder services fee -- Class F Shares                              24,976
 Share registration costs                                                22,602
 Printing and postage                                                    10,404
 Insurance premiums                                                       2,554
 Taxes                                                                    3,914
 Miscellaneous                                                           22,832
     Total expenses                                                     571,109
 Waivers and reimbursements--
     Waiver of investment advisory fee $ (157,625) Waiver of distribution services fee -- Class F Shares (14,986) Reimbursement of other operating expenses by Adviser (68,111)
        Total waivers and reimbursements                               (240,722)
               Net expenses                                                        330,387
                 Net investment income                                           1,691,926
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                    1,831
 Net change in unrealized appreciation of investments                              150,980
     Net realized and unrealized gain on investments                               152,811
        Change in net assets resulting from operations                          $1,844,737

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM MUNICIPAL FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS         YEAR
                                                                         ENDED           ENDED
                                                                      (UNAUDITED)     NOVEMBER 30,
                                                                      MAY 31, 1998        1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                             $    1,691,926    $  3,538,645
 Net realized gain (loss) on investments ($1,831 and $39,808,
 respectively, as computed for federal tax purposes)                        1,831          39,808
 Net change in unrealized appreciation (depreciation)                     150,980         (13,463)
  Change in net assets resulting from operations                        1,844,737       3,564,990
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Class A Shares                                                       (1,205,605)     (2,474,571)
  Class F Shares                                                         (432,988)     (1,064,074)
  Change in net assets resulting from distributions to
  shareholders                                                         (1,638,593)     (3,538,645)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                          39,406,365      48,505,545
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                   917,880       2,377,856
 Cost of shares redeemed                                              (20,461,438)    (77,560,411)
  Change in net assets resulting from share transactions               19,862,807     (26,677,010)
  Change in net assets                                                 20,068,951     (26,650,665)
 NET ASSETS:
 Beginning of period                                                   73,219,723      99,870,388
 End of period                                                     $   93,288,674    $ 73,219,723

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM MUNICIPAL FUND
FINANCIAL HIGHLIGHTS -- CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                        ENDED
                                     (UNAUDITED)                    YEAR ENDED
                                        MAY 31,                    NOVEMBER 30,
                                         1998     1997     1996        1995      1994    1993(A)
 NET ASSET VALUE, BEGINNING
 OF PERIOD                             $ 9.78   $ 9.76    $ 9.85      $ 9.49    $10.02   $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                  0.20     0.41      0.40        0.46      0.43     0.10
  Net realized and unrealized
  gain (loss) on investments             0.03     0.02     (0.08)       0.36     (0.53)    0.02
  Total from investment operations       0.23     0.43      0.32        0.82     (0.10)    0.12
 LESS DISTRIBUTIONS
  Distributions from net
  investment income                     (0.20)   (0.41)    (0.40)      (0.46)    (0.43)   (0.10)
  Distributions in excess of net
  investment income                        --       --     (0.01)(b)      --        --       --
  Total distributions                   (0.20)   (0.41)    (0.41)      (0.46)    (0.43)   (0.10)
 NET ASSET VALUE, END OF PERIOD        $ 9.81   $ 9.78    $ 9.76      $ 9.85    $ 9.49   $10.02
 TOTAL RETURN(C)                         2.38%    4.45%     3.34%       8.67%    (0.95)%   1.20%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                               0.90%*   0.90%     0.81%       0.68%     0.63%    0.50%*
  Net investment income                  4.10%*   4.17%     4.14%       4.72%     4.33%    4.30%*
  Expense waiver/reimbursement(d)        0.57%*   0.48%     0.54%       1.03%     0.94%    1.71%*
 SUPPLEMENTAL DATA
  Net assets, end of period
  (000 omitted)                       $71,142  $52,921   $73,570     $65,179   $32,644  $13,694
  Portfolio turnover                        8%      33%       49%         47%      135%       0%

* Computed on an annualized basis.

(a) Reflects operations for the period from September 1, 1993 (date of initial public offering) to November 30, 1993.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM MUNICIPAL FUND
FINANCIAL HIGHLIGHTS -- CLASS F SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                    SIX MONTHS
                                      ENDED
                                   (UNAUDITED)                      YEAR ENDED
                                     MAY 31,                       NOVEMBER 30,
                                       1998       1997      1996      1995       1994      1993(A)
 NET ASSET VALUE, BEGINNING
 OF PERIOD                            $ 9.78    $ 9.76   $ 9.85     $ 9.49     $10.02     $10.00
 INCOME FROM INVESTMENT
 OPERATIONS
  Net investment income                 0.21      0.43     0.43       0.47       0.45       0.11
  Net realized and unrealized
  gain (loss) on investments            0.03      0.02    (0.08)      0.36      (0.53)      0.02
  Total from investment operations      0.24      0.45     0.35       0.83      (0.08)      0.13
 LESS DISTRIBUTIONS
  Distributions from net
  investment income                    (0.21)    (0.43)   (0.43)     (0.47)     (0.45)     (0.11)
  Distributions in excess of
  net investment income                   --        --    (0.01)(b)     --         --         --
  Total distributions                  (0.21)    (0.43)   (0.44)     (0.47)     (0.45)     (0.11)
 NET ASSET VALUE, END OF PERIOD       $ 9.81    $ 9.78   $ 9.76     $ 9.85     $ 9.49     $10.02
 TOTAL RETURN(C)                        2.51%     4.71%    3.60%      8.86%     (0.75%)     1.26%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                              0.65%*    0.65%    0.56%      0.49%      0.44%      0.25%*
  Net investment income                 4.32%*    4.42%    4.40%      4.91%      4.57%      4.79%*
  Expense waiver/reimbursement(d)       0.72%*    0.63%    0.69%      1.12%      0.94%      1.86%*
 SUPPLEMENTAL DATA
  Net assets, end of period
  (000 omitted)                      $22,146   $20,298  $26,300    $26,442    $12,804     $3,307
  Portfolio turnover                       8%       33%      49%        47%       135%         0%

* Computed on an annualized basis.

(a) Reflects operations for the period from September 1, 1993 (date of initial public offering) to November 30, 1993.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998 (UNAUDITED)

1. ORGANIZATION

Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Limited Term Municipal Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class F Shares. The investment objective of the Fund is to provide a high level of current income which is exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) consistent with preservation of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   At November 30, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $2,361,215, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

     EXPIRATION      EXPIRATION
        YEAR           AMOUNT
        2002      $  1,922,206
        2003      $    439,009

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

   Additional information on each restricted security held at May 31, 1998, is as follows:

    SECURITY                        ACQUISITION DATE    ACQUISITION COST
    Energy America, NE, 5.10%           3/25/1998          $  999,195
    Greenville, TX Industrial
    Development Corp.
    (Series 1996), 4.75%                8/28/1996             800,000
    Greenville, TX Industrial
    Development Corp.
    (Series 1996), 5.15%                8/28/1996           1,000,000

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At May 31, 1998, par value shares ($0.001 per share) authorized were as follows:

                      SHARES OF PAR VALUE
 CLASS NAME              CAPITAL STOCK
                          AUTHORIZED
 Class A                1,000,000,000
 Class F                1,000,000,000
 Total shares           2,000,000,000
 authorized

Transactions in capital stock were as follows:

                                 SIX MONTHS ENDED                 YEAR ENDED
                                   MAY 31, 1998                 NOVEMBER 30, 1997
 CLASS A SHARES              SHARES          AMOUNT        SHARES          AMOUNT
 Shares sold                 3,617,638    $ 35,481,521    4,570,072    $  44,472,437
 Shares issued to
 shareholders in payment
 of distributions declared      67,913         666,047      171,877        1,673,674
 Shares redeemed            (1,842,143)    (18,075,669)  (6,867,445)     (66,808,856)
  Net change resulting
  from Class A Share
  transactions               1,843,408    $ 18,071,899   (2,125,496)   $ (20,662,745)
                                 SIX MONTHS ENDED               YEAR ENDED
                                  MAY 31, 1998                NOVEMBER 30, 1997
 CLASS F SHARES               SHARES         AMOUNT        SHARES          AMOUNT
 Shares sold                   400,318    $  3,924,844     413,737     $   4,033,108
 Shares issued to
 shareholders in
 payment of distributions       25,670         251,833      72,297           704,182
 declared
 Shares redeemed              (243,237)     (2,385,769) (1,104,776)      (10,751,555)
  Net change resulting from
  Class F Share
  transactions                 182,751    $  1,790,908    (618,742)    $  (6,014,265)
   Net change resulting
   from share transactions   2,026,159    $ 19,862,807  (2,744,238)    $ (26,677,010)

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.
                 PERCENTAGE OF
                 AVERAGE DAILY
    SHARE      NET ASSETS OF SHARE
    CLASS            CLASS
    Class A          0.25%
    Class F          0.15%

   The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   INTERFUND TRANSACTIONS -- During the period ended May 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
   Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $38,100,000 and $33,200,000, respectively.

   GENERAL -- Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1998, were as follows:

 PURCHASES                    $ 19,211,161
 SALES                        $  6,075,111

6. YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

DIRECTORS

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
Nicholas P. Constantakis
William J. Copeland
James E. Dowd, Esq.
Lawrence D. Ellis, M.D.
Richard B. Fisher
Edward L. Flaherty, Jr., Esq.
Peter E. Madden
John E. Murray, Jr., J.D., S.J.D.
Wesley W. Posvar
Marjorie P. Smuts


OFFICERS

John F. Donahue
Chairman

Richard B. Fisher
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President,
Treasurer, and Secretary

Nicholas J. Seitanakis
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated Investors

Federated Investors
Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Cusip 338319403
Cusip 338319502
G00278-01 (7/98)

[Graphic]




[Graphic]
Federated Investors

Federated Strategic Income Fund

4TH SEMI-ANNUAL REPORT MAY 31, 1998

ESTABLISHED 1994

PRESIDENT'S MESSAGE

[Graphic]

Dear Shareholder:

Federated Strategic Income Fund was created in 1994, and I am pleased to present its fourth Semi-Annual Report. This bond fund pursues monthly income from three distinct bond markets -- domestic high-quality bonds, U.S. high-yield corporate bonds,+ and international corporate+ and government bonds.

This report covers the first half of the fund's fiscal year which is the six-month period from December 1, 1997 through May 31, 1998. It begins with a discussion with the fund's portfolio manager, Joseph M. Balestrino, Senior Vice President of Federated Advisers. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's bond selections, and third is the publication of the fund's financial statements.

This bond fund presents a strategic combination of bonds selected by an investment management team consisting of experts in three key market sectors. These bond sectors historically have little correlation to one another, and the fund's holdings are diversified across approximately 600 issues around the world, including the U.S. markets.

For the past year, bond prices around the world have exhibited appreciation in the U.S., offset by depreciation in the international markets. The fund's net asset value has decreased slightly, primarily due to a weak international bond market. However, the fund produced a healthy level of income.

+ Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential. Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

During the six-month reporting period, the fund's net assets continued to grow substantially, reaching $677 million on May 31, 1998. Individual share class total return performance, including capital gains and income dividends, follows.*

                  TOTAL     INCOME      CAPITAL GAIN         NET ASSET
                 RETURN  DISTRIBUTIONS  DISTRIBUTIONS      VALUE CHANGE
Class A Shares  3.38%       $0.44          $0.03      $10.41 to $10.28 = (1.2%)
Class B Shares  2.99%       $0.40          $0.03      $10.40 to $10.28 = (1.2%)
Class C Shares  3.00%       $0.40          $0.03      $10.41 to $10.28 = (1.2%)
Class F Shares  3.28%       $0.44          $0.03      $10.41 to $10.27 = (1.3%)

Thank you for your support of this diversified approach to income generation. Remember, reinvesting your monthly earnings and investing on a systematic basis are convenient ways to build your account--and to help your money grow through the benefit of compounding.**

As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1998

* Performance quoted is based on net asset value, represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, C, and F Shares were (1.27%), (2.72%), 2.00%, and 1.20%, respectively.

** Systematic investing does not ensure a profit or protect against loss in declining markets.

INVESTMENT REVIEW

[Graphic]
Joseph M. Balestrino
Senior Vice President
Federated Advisers

[Shareholders' Note: This fund is co-managed by a team of portfolio managers, in addition to lead manager Joseph Balestrino, who are experts in key bond market sectors: U.S. government--Kathy Foody-Malus, Vice President, Federated Advisers; high-yield corporate bonds--Mark E. Durbiano, Senior Vice President, Federated Advisers; and international bonds--Robert Kowit, Vice President, Federated Global Research Corp.]

[Graphic]

THE FIRST HALF OF THE FUND'S FISCAL YEAR SAW A CONTINUED, REASONABLY POSITIVE ENVIRONMENT FOR THE MAJOR BOND MARKETS IN WHICH THE FUND INVESTS -- PARTICULARLY U.S. HIGH-QUALITY AND HIGH-YIELD CORPORATE ISSUES. WHAT IS THE FUND MANAGEMENT'S REVIEW OF THE SIX-MONTH REPORTING PERIOD ENDED MAY 31, 1998?

The six-month reporting period ended May 31, 1998, was generally positive for high-quality, fixed-income securities, in that the overall direction of interest rates was down. Asia was the driving force early in the period (late in 1997), as financial unrest abroad created a massive "flight to quality" into U.S. Treasury bonds. Much of the movement in interest rates occurred at the longer end of the maturity spectrum, with 10-30 year rates falling within a range of 24-30 basis points. Shorter maturity rates fell less as the overall shape of the yield curve continued to flatten.

Over the early months of 1998, the high-quality, fixed-income market was engaged in a virtual tug-of-war between a strong domestic economy somewhat offset by anticipated Asian-induced impacts. Overall, U.S. corporate earnings continued to expand but at a pace much slower than seen in recent years. As a result, general interest rates remained within a relative trading range of approximately 5.75%-6.00% for the 30-year Treasury bond.

The U.S. high-yield corporate market performed well because of the attractive yields available as well as a continued strong demand for these products.

The global bond markets put in a lackluster performance as continuing gains in most bond markets throughout the world were largely offset by a stronger U.S. dollar. There were substantial differences in performance among countries. Continued low inflation in the major developed markets around the world should continue to allow bond yields to remain low, and central banks should provide the markets with ample liquidity.

[Graphic]

HOW DID FEDERATED STRATEGIC INCOME FUND PERFORM COMPARED TO THE OVERALL BOND MARKET?

The fund's Class A Shares posted a total return for the six-month reporting period ended May 31, 1998 of 3.38% based on net asset value. Income generated by the fund contributed to the total return. The fund's Class B, C, and F Shares achieved total returns of 2.99%, 3.00%, and 3.28%, respectively, based on net asset value.* These returns, though slightly impacted by a modest $0.13, $0.12, $0.13, and $0.14 decline in net asset value, respectively, for Class A, B, C, and F Shares, were competitive with the 3.80% return of the Lipper Multi-Sector Income Funds Average.**

[Graphic]

OF COURSE, INCOME IS A PRIMARY CONSIDERATION FOR SHAREHOLDERS. WHAT WAS THE FUND'S TOTAL INCOME PAID PER SHARE DURING THE SIX-MONTH REPORTING PERIOD?

The fund's monthly income dividends totaled $0.44/share for Class A Shares, $0.40/share for Class B Shares, $0.40/share for Class C Shares, and $0.44/share for Class F Shares.

[Graphic]

WHAT WAS THE FUND'S ASSET ALLOCATION MIX AS OF MAY 31, 1998?

The fund's sector allocation was: 37.68% in domestic high-quality bonds, 33.22% in domestic high-yield bonds, and 29.10% in international bonds.

* Performance quoted is based on net asset value, represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, C, and F Shares were (1.27%), (2.72%), 2.00%, and 1.20%, respectively.

** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not reflect sales charges.

[Graphic]

AS WE REACH THE MID-POINT OF THE YEAR, WHAT IS MANAGEMENT'S OUTLOOK FOR THE FUND'S THREE SECTORS?

As we look out into 1998, the risk/reward trade-off varies greatly among the three sectors:

U.S. high-quality bonds should continue to benefit from moderate growth and inflation. In addition, any slowing effect on the U.S. economy due to Asian economic problems should also serve U.S. government bond investors very well.

In the U.S. high-yield corporate market, the key will be continuing economic growth and the earnings outlook. The current low growth/low inflation scenario is positive for high-yield securities as long as the economy continues to move forward.

In the international bond sector, specific regional problems have had the effect of relatively dragging down other healthy markets. Thus, some international bond sectors appear undervalued at this point from a fundamental viewpoint.

The fund's managers have increased the fund's allocation to the high-quality markets and decreased exposure to the international sector. The fund remains highly diversified and seeks to provide shareholders with a very attractive income stream.

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN
FEDERATED STRATEGIC INCOME FUND

INITIAL INVESTMENT

IF YOU HAD MADE AN INITIAL INVESTMENT OF $5,000 IN THE CLASS A SHARES OF FEDERATED STRATEGIC INCOME FUND ON 5/4/94, REINVESTED DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $7,040 ON 5/31/98. YOU WOULD HAVE EARNED A 8.77%* AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 6/30/98, the Class A Shares' 1-year and since inception (5/4/94) average annual total returns were 1.52% and 8.48%, respectively. Class B Shares' 1-year and since inception (7/27/95) average annual total returns were (0.33%) and 8.17%, respectively. Class C Shares' 1-year and since inception (5/2/94) average annual total returns were 4.45% and 8.87%, respectively. Class F Shares' 1-year and since inception (5/10/94) average annual total returns were 6.15% and 9.52%, respectively.**

"Graphic representation "C1" omitted.  See Appendix."

* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares.

Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The total returns stated take into account the 4.50% sales charge for Class A Shares, the 5.50% contingent deferred sales charge for Class B Shares, the 1.00% contingent deferred sales charge for Class C Shares, and the 1.00% sales charge and 1.00% contingent deferred sales charge for Class F Shares.

FEDERATED STRATEGIC INCOME FUND

ONE STEP AT A TIME:

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR FOR FOUR YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $5,850.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Strategic Income Fund on 5/4/94, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $5,000, but your account would have reached a total value of $5,850* by 5/31/98. You would have earned an average annual total return of 7.79%.

A practical investment plan in the fund helps you pursue income through a highly diversified portfolio invested in U.S. corporate securities, U.S. government securities, and non-U.S. corporate securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

"Graphic representation "C2" omitted.  See Appendix."

* This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices. All accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED STRATEGIC INCOME FUND
HYPOTHETICAL INVESTOR PROFILE: INVESTING FOR FUTURE INCOME

Jim and Leslie Weber are a two-income couple who, like many others, want to be able to afford their present lifestyle and still have something extra for those special times when they might need it.

They decided a diversified income fund was right for them. The fund's exposure to U.S. government securities, high-yield U.S. corporate securities, and international securities gives them a relatively stable income stream. They invested $100,000 in the Class A Shares of Federated Strategic Income Fund on May 4, 1994, and have allowed the dividends and capital gains to reinvest.

By May 31, 1998, they were pleased to see that their original investment had grown to $141,907 for an average annual total return of 8.97%. Leslie is already looking forward to a special anniversary cruise in a few years.

The couple is fictional, but the figures are real.

"Graphic representation "C3" omitted.  See Appendix."

This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

FEDERATED STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 1998 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                    VALUE
 U.S. CORPORATE BONDS -- 11.5%
                            AUTOMOTIVE--0.6%
 $                  500,000 Arvin Industries, Inc., 9.50%, 2/1/2027      $      585,920
                  1,925,000 Arvin Industries, Inc., Note, 6.75%,              1,929,141
                            3/15/2008
                  1,400,000 Dana Corp., Note, 7.00%, 3/15/2028                1,430,702
                                Total                                         3,945,763
                            BANKING--0.5%
                  1,000,000 FirstBank Puerto Rico, Sub. Note, 7.625%,         1,035,190
                            12/20/2005
                  1,700,000 Goldman Sachs Group, LP, Bond, 6.25%,               996,609
                            7/17/2009
                  1,500,000 Republic New York Corp., Sub. Note, 7.75%,        1,664,940
                            5/15/2009
                                Total                                         3,696,739
                            BEVERAGE & TOBACCO--0.1%
                  1,000,000 Philip Morris Cos., Inc., Deb., 7.75%,            1,070,560
                            1/15/2027
                            BROADCAST RADIO & TV--0.2%
                  1,250,000 SCI Television, Inc., Sr. Secd. Note,             1,268,100
                            11.00%, 6/30/2005
                            CABLE TELEVISION--1.0%
                  1,500,000 CF Cable TV, Inc., Note, 9.125%, 7/15/2007        1,673,190
                  1,000,000 Comcast Corp., Note, 8.50%, 5/1/2027              1,188,450
                  1,500,000 Continental Cablevision, Sr. Deb., 9.50%,         1,775,520
                            8/1/2013
                  2,065,000 TKR Cable, Inc., 10.50%, 10/30/2007               2,289,321
                                Total                                         6,926,481
                            CHEMICALS & PLASTICS--0.2%
                  1,250,000 (a)Reliance Industries Ltd., Bond, 8.25%,         1,146,025
                            1/15/2027
                            ECOLOGICAL SERVICES & EQUIPMENT--0.4%
                  2,700,000 WMX Technologies, Inc., Deb., 8.75%,              3,075,678
                            5/1/2018
                            EDUCATION--0.2%
                  1,000,000 Boston University, 7.625%, 7/15/2097              1,155,273

FEDERATED STRATEGIC INCOME FUND

  PRINCIPAL
    AMOUNT                                                                    VALUE
 U.S. CORPORATE BONDS -- CONTINUED
                            ELECTRONICS--0.2%
 $                1,000,000 Anixter International, Inc., Company         $    1,051,970
                            Guarantee, 8.00%, 9/15/2003
                            FINANCIAL INTERMEDIARIES--0.7%
                  1,250,000 Chrysler Financial Corp., Deb., 13.25%,           1,374,600
                            10/15/1999
                  2,000,000 Green Tree Financial Corp., Sr. Sub. Note,        2,226,220
                            10.25%, 6/1/2002
                  1,000,000 Lehman Brothers Holdings, Inc., Note, 8.50%,      1,136,560
                            5/1/2007
                                Total                                         4,737,380
                           FOREST PRODUCTS--0.2%
                  1,250,000 Donohue Forest Products, 7.625%, 5/15/2007        1,345,938
                    250,000 Pope & Talbot, Inc., 8.375%, 6/1/2013               248,520
                                Total                                         1,594,458
                            HEALTHCARE--0.2%
                    850,000 Tenet Healthcare Corp., Sr. Note, 8.00%,            877,277
                            1/15/2005
                    500,000 (a)Tenet Healthcare Corp., Sr. Sub., 8.125%,        501,250
                            12/1/2008
                                Total                                         1,378,527
                            INDUSTRIAL PRODUCTS & EQUIPMENT--0.6%
                  1,250,000 Figgie International Holdings, Inc., Sr.          1,307,813
                            Note, 9.875%, 10/1/1999
                  2,250,000 Southdown, Inc., Sr. Sub. Note, 10.00%,           2,520,000
                            3/1/2006
                                Total                                         3,827,813
                            INSURANCE -- 1.9%
                    500,000 Allmerica Financial Corp., Bond, 8.207%,            571,610
                            2/3/2027
                  1,500,000 CNA Financial Corp., Bond, 6.95%, 1/15/2018       1,504,350
                    500,000 Conseco, Inc., Note, 6.40%, 2/10/2003               499,740
                  1,000,000 Conseco, Inc., Sr. Note, 10.50%, 12/15/2004       1,203,420
                    420,000 Continental Corp., Note, 8.25%, 4/15/1999           428,387
                    750,000 Delphi Financial Group, Inc., 9.31%,                843,675
                            3/25/2027
                    700,000 Delphi Financial Group, Inc., Note, 8.00%,          742,091
                            10/1/2003
                  1,750,000 (a)Equitable Life, Note, 7.70%, 12/1/2015         1,916,880

FEDERATED STRATEGIC INCOME FUND

  PRINCIPAL
    AMOUNT                                                                    VALUE
 U.S. CORPORATE BONDS -- CONTINUED
                            INSURANCE -- CONTINUED
 $                1,000,000 (a)Life Re Capital Trust I, 8.72%, 6/15/2027   $  1,088,610
                    285,000 NAC Re Corp., Note, 8.00%, 6/15/1999                290,897
                    625,000 Provident Cos., Inc., Bond, 7.405%,                 649,223
                            3/15/2038
                  1,150,000 SunAmerica, Inc., Sr. Note, 9.00%, 1/15/1999      1,172,287
                    500,000 (a)USF&G Corp., 8.312%, 7/1/2046                    587,725
                    500,000 USF&G Corp., Company Guarantee, 8.47%,              567,995
                            1/10/2027
                  1,000,000 (a)Union Central Life Insurance Co., Note,        1,106,350
                            8.20%, 11/1/2026
                                Total                                        13,173,240
                            MACHINERY & EQUIPMENT--0.2%
                  1,250,000 Cummins Engine Co., Inc., Deb., 7.125%,           1,259,088
                            3/1/2028
                            METALS & MINING--0.5%
                  1,950,000 Inco Ltd., Note, 9.60%, 6/15/2022                 2,181,738
                  1,125,000 Santa Fe Pacific Gold, Note, 8.375%,              1,221,491
                            7/1/2005
                                Total                                         3,403,229
                            MUNICIPAL SERVICES--0.3%
                    750,000 Atlanta & Fulton County, GA Recreation
                            Authority, Taxable Revenue
                            Bonds, Series 1997, 7.00% Bonds (Downtown
                            Arena Project)/
                            (FSA INS), 12/1/2028                                756,480
                    250,000 McKeesport, PA, Taxable G.O. Series B 1997,
                            7.30% Bonds (MBIA INS),
                            3/1/2020                                            256,620
                  1,000,000 Minneapolis/St. Paul, MN Airport Commission,
                            UT GO Taxable
                            Revenue Bonds (Series 9), 8.95% Bonds
                            (Minneapolis/St. Paul, MN),
                            1/1/2022                                          1,118,100
                                Total                                         2,131,200
                            OIL & GAS--0.4%
                  1,500,000 Occidental Petroleum Corp., Note, 8.50%,          1,547,430
                            9/15/2004
                  1,000,000 Sun Co., Inc., 9.00%, 11/1/2024                   1,247,890
                                Total                                         2,795,320

FEDERATED STRATEGIC INCOME FUND

  PRINCIPAL
    AMOUNT                                                                    VALUE
 U.S. CORPORATE BONDS -- CONTINUED
                            PRINTING & PUBLISHING--0.5%
 $                  400,000 News America Holdings, Inc., Company
                            Guarantee, 8.00%,
                            10/17/2016                                   $      436,988
                  1,000,000 News America Holdings, Inc., Note, 8.15%,         1,093,910
                            10/17/2036
                  1,500,000 Valassis Communication, Inc., Sr. Sub. Note,      1,544,595
                            9.375%, 3/15/1999
                                Total                                         3,075,493
                            REAL ESTATE--0.3%
                  1,000,000 Price REIT, Inc., Sr. Note, 7.50%, 11/5/2006      1,062,760
                    500,000 Storage USA, 8.20%, 6/1/2017                        554,015
                    500,000 Storage USA, Deb., 7.50%, 12/1/2027                 514,830
                                Total                                         2,131,605
                            RETAILERS--1.5%
                  1,900,000 Brylane Capital Corp., Sr. Sub. Note,             2,014,000
                            10.00%, 9/1/2003
                  1,000,000 Dayton-Hudson Corp., Deb., 10.00%, 12/1/2000      1,092,210
                  2,030,000 Harcourt General, Inc., Sr. Deb., 7.20%,          2,060,897
                            8/1/2027
                  1,179,704 K Mart Corp., Pass Thru Cert., 8.54%,             1,221,690
                            1/2/2015
                  1,000,000 Penney (J.C.) Co., Inc., Deb., 7.65%,             1,098,600
                            8/15/2016
                  2,300,000 Shopko Stores, Inc., 9.25%, 3/15/2022             2,836,866
                                Total                                        10,324,263
                            SURFACE TRANSPORTATION--0.3%
                  1,500,000 Trans Ocean Container Corp., Sr. Sub. Note,       1,693,395
                            12.25%, 7/1/2004
                            TRANSPORTATION--0.2%
                  1,272,000 Continental Airlines, Inc., Pass Thru Cert.,
                            Series 1997-4 B, 6.90%,
                            7/2/2019                                          1,318,873
                            UTILITIES--0.3%
                    900,000 Big Rivers Electric Corp., 9.52%, 3/15/2019         945,648
                    375,000 California Energy Co., Inc., Sr. Note,              404,063
                            10.25%, 1/15/2004

FEDERATED STRATEGIC INCOME FUND

  PRINCIPAL
    AMOUNT
  OR FOREIGN
   CURRENCY
     PAR
    AMOUNT                                                                    VALUE
 U.S. CORPORATE BONDS -- CONTINUED
                            UTILITIES--CONTINUED
 $                  500,000 Puget Sound Energy, Inc., Medium Term Note,  $      518,000
                            7.02%, 12/1/2027
                                Total                                         1,867,711
                                TOTAL U.S. CORPORATE BONDS (IDENTIFIED       78,048,184
                                COST $75,804,658)
 INTERNATIONAL BONDS -- 31.3%
 ARGENTINE PESO--2.7%
                            INDUSTRIAL PRODUCTS & EQUIPMENT--0.9%
                  2,000,000 (a)CIA International Telecommunications, Note,    1,820,865
                            10.375%, 8/1/2004
                  2,250,000 (a)Imasac, S.A., 11.00%, 5/2/2005                 2,137,500
                  2,000,000 (a)Mastellone Hermanos SA, 11.75%, 4/1/2008       2,040,000
                                Total                                         5,998,365
                            OIL & GAS--0.6%
                  2,000,000 Invergas SA, Note, 12.50%, 12/16/1999             2,101,020
                  2,000,000 MetroGas S.A., Sr. Note, 12.00%, 8/15/2000        2,127,500
                                Total                                         4,228,520
                            SOVEREIGN--0.9%
                  4,000,000 Argentina Global, Bond, 11.375%, 1/30/2017        4,267,500
                  2,000,000 Republic of Argentina, Note, 11.75%,              1,950,927
                            2/12/2007
                                Total                                         6,218,427
                            UTILITIES--0.3%
                  1,850,000 Bridas Corp., Sr. Note, 12.50%, 11/15/1999        1,947,125
                                TOTAL ARGENTINE PESO                         18,392,437
 AUSTRALIAN DOLLAR--0.3%
                            PRINTING & PUBLISHING--0.0%
                    150,000 News America Holdings, Inc., 8.625%,                105,880
                            2/7/2014

FEDERATED STRATEGIC INCOME FUND

  PRINCIPAL
    AMOUNT
  OR FOREIGN
   CURRENCY
     PAR
    AMOUNT                                                                    VALUE
 INTERNATIONAL BONDS -- CONTINUED
 AUSTRALIAN DOLLAR--CONTINUED
                           STATE/PROVINCIAL--0.3%
                    580,000 Queensland Treasury, Deb., 10.50%, 5/15/2003 $      443,498
                  2,000,000 Queensland Treasury, Local Gov't. Guarantee,      1,398,886
                            8.00%, 5/14/2003
                    550,000 Treasury Corp. of Victoria, Local Gov't.            436,533
                            Guarantee, 10.25%, 11/15/2006
                                Total                                         2,278,917
                                TOTAL AUSTRALIAN DOLLAR                       2,384,797
 BRITISH POUND--0.6%
                            SOVEREIGN--0.6%
                    300,000 Bank of Ireland, Sub., 9.75%, 3/21/2005             566,858
                    500,000 Denmark, Unsub., 11.625%, 1/23/2000                 873,816
                  1,300,000 United Kingdom Treasury, Foreign Gov't.
                            Guarantee, 11.75%,
                            1/22/2007                                         2,608,994
                                TOTAL BRITISH POUND                           4,049,668
 CANADIAN DOLLAR--2.8%
                            AGENCY--0.4%
                  1,000,000 Quebec, Province of, Deb., 13.25%, 9/15/2014      1,132,730
                  1,500,000 Quebec, Province of, Deb., 9.125%, 8/22/2001      1,623,750
                                Total                                         2,756,480
                            BANKING--0.2%
                  1,250,000 National Bank of Canada, Montreal, Sub.           1,363,963
                            Note, 8.125%, 8/15/2004
                            BEVERAGE & TOBACCO--0.1%
                  1,100,000 Molson Breweries, Unsub., 9.10%, 3/11/2013          975,368
                            FOREST PRODUCTS--0.5%
                  1,150,000 Avenor, Inc., Deb., 10.85%, 11/30/2014            1,071,934
                  1,750,000 Quno Corp., Sr. Note, 9.125%, 5/15/2005           1,910,370
                                Total                                         2,982,304

FEDERATED STRATEGIC INCOME FUND

  PRINCIPAL
    AMOUNT
  OR FOREIGN
   CURRENCY
     PAR
    AMOUNT                                                                    VALUE
 INTERNATIONAL BONDS -- CONTINUED
 CANADIAN DOLLAR--CONTINUED
                            METALS & MINING--0.4%
                  1,000,000 Barrick Gold Corp., Deb., 7.50%, 5/1/2007    $    1,064,100
                  1,250,000 Placer Dome, Inc., Bond, 8.50%, 12/31/2045        1,297,685
                                Total                                         2,361,785
                            OIL & GAS--0.2%
                  1,250,000 Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006      1,282,375
                            STATE/PROVINCIAL--0.1%
                  1,000,000 (a)Metro Toronto, Deb., 7.40%, 9/27/2006            770,252
                            SURFACE TRANSPORTATION--0.1%
                  1,200,000 Air Canada, 7.25%, 10/1/2007                        844,588
                            TELECOMMUNICATIONS & CELLULAR--0.8%
                    500,000 Bell Canada, Deb., 8.80%, 8/17/2005                 406,504
                  2,500,000 Clearnet Communications, Sr. Disc. Note,          1,027,353
                            0/10.40%, 5/15/2008
                  5,280,000 Clearnet Communications, Sr. Disc. Note,          2,410,049
                            8/13/2007
                  3,800,000 Microcell Telecommunications, Sr. Disc.           1,662,777
                            Note, 0/11.125%, 10/15/2007
                                Total                                         5,506,683
                                TOTAL CANADIAN DOLLAR                        18,843,798
 CZECH KORUNA--0.2%
                            SUPRANATIONAL--0.2%
                 21,500,000 International Finance Corp., Sr. Unsub.,            630,795
                            10.50%, 11/30/1998
                 17,500,000 World Bank, Unsub., 13.75%, 9/18/1998               522,971
                                TOTAL CZECH KORUNA                            1,153,766

FEDERATED STRATEGIC INCOME FUND

  PRINCIPAL
    AMOUNT
  OR FOREIGN
   CURRENCY
     PAR
    AMOUNT                                                                    VALUE
 INTERNATIONAL BONDS -- CONTINUED
 DANISH KRONE--0.3%
                            FINANCIAL INTERMEDIARIES--0.1%
                  3,460,000 Nykredit, Mtg. Bond, 8.00%, 10/1/2026        $      523,232
                    769,000 Unikredit Realkredit, Mtg. Bond, 8.00%,             115,612
                            10/1/2029
                                Total                                           638,844
                            SOVEREIGN--0.2%
                  8,750,000 Kingdom of Denmark, Bond, 7.00%, 11/10/2024       1,543,951
                                TOTAL DANISH KRONE                            2,182,795
 DEUTSCHE MARK--0.7%
                            FINANCIAL INTERMEDIARIES--0.2%
                  1,750,000 Depfa-Bank, 5.75%, 3/4/2009                       1,030,139
                           SOVEREIGN--0.5%
                  2,000,000 Bundesrepublic Deutschland, 6.00%, 7/4/2007       1,211,153
                  3,800,000 Deutschland Republic, Deb., 6.25%, 1/4/2024       2,371,260
                                Total                                         3,582,413
                                TOTAL DEUTSCHE MARK                           4,612,552
 GREEK DRACHMA--0.8%
                            SOVEREIGN--0.8%
                120,000,000 Hellenic Republic, 11.10%, 8/14/2003                398,490
                620,000,000 Hellenic Republic, 8.60%, 3/26/2008               2,145,330
                120,000,000 Hellenic Republic, Bond, 11.00%, 10/23/2003         398,293
                375,000,000 Hellenic Republic, Bond, 11/26/2003               1,242,206
                200,000,000 Hellenic Republic, Bond, 12/31/2003                 663,166
                150,000,000 Hellenic Republic, Bond, 9.80%, 3/21/2000           488,022
                                TOTAL GREEK DRACHMA                           5,335,507

FEDERATED STRATEGIC INCOME FUND

  PRINCIPAL
    AMOUNT
  OR FOREIGN
   CURRENCY
     PAR
    AMOUNT                                                                    VALUE
 INTERNATIONAL BONDS -- CONTINUED
 HUNGARY FORINT--0.7%
                            SOVEREIGN--0.7%
                580,000,000    Hungary, Bond, 14.00%, 12/12/2002         $    2,552,696
                410,000,000    Hungary, Bond, 16.50%, 4/12/1999               1,891,851
                                 TOTAL HUNGARY FORINT                         4,444,547
 INDONESIAN RUPIAH--0.0%
                            CLOTHING & TEXTILES--0.0%
              1,000,000,000    Polysindo International Finance Co. BV,           17,690
                               17.60% accrual, 7/15/1998
                            CONGLOMERATES--0.0%
              4,000,000,000    Dharmala Intiutama, 25.00%, 2/5/1999              35,360
                475,555,556    Dharmala Intiutama, 8/20/1998                      4,204
                                 Total                                           39,564
                                 TOTAL INDONESIAN RUPIAH                         57,254
 ITALIAN LIRA--0.5%
                            SOVEREIGN--0.5%
                750,000,000    Buoni Poliennali Del Tes, 10.00%,                526,275
                               8/1/2003
                650,000,000    Buoni Poliennali Del Tes, 7.75%,                 437,359
                               11/1/2006
              1,400,000,000    Buoni Poliennali Del Tes, Deb., 10.50%,          799,540
                               7/15/1998
              3,000,000,000    Buoni Poliennali Del Tes, Deb., 12.00%,        1,728,810
                               9/18/1998
                                 TOTAL ITALIAN LIRA                           3,491,984
 KENYAN SHILLING--0.4%
                            SOVEREIGN--0.4%
                120,000,000    Central Bank Kenya, Foreign Gov't.
                               Guarantee, 26.95% accrual,
                               7/7/1998                                       1,859,593
                 67,100,000    Central Bank Kenya, Foreign Gov't.             1,010,107
                               Guarantee, 8/24/1998
                                 TOTAL KENYAN SHILLING                        2,869,700

FEDERATED STRATEGIC INCOME FUND

  PRINCIPAL
    AMOUNT
  OR FOREIGN
   CURRENCY
     PAR
    AMOUNT                                                                    VALUE
 INTERNATIONAL BONDS -- CONTINUED
 MEXICAN PESO--1.0%
                            SOVEREIGN -- 1.0%
                  1,000,000 Mexican Cetes, 1/14/1999                     $    1,000,567
                  2,225,000 Mexican Cetes, 10/22/1998                         2,325,907
                  1,500,000 Mexican Cetes, 5/6/1999                           1,403,741
                  1,800,000 Mexican Cetes, 9/24/1998                          1,910,204
                                TOTAL MEXICAN PESO                            6,640,419
 NEW ZEALAND DOLLAR--0.3%
                            FINANCIAL INTERMEDIARIES--0.2%
                  1,770,000 Australia & New Zealand Banking Group,
                            Melbourne, 8.12% accrual,
                            10/28/1998                                          916,424
                    840,000 Brierley Investments Ltd., Bond, 9.00%,             455,590
                            3/15/2002
                                Total                                         1,372,014
                            SOVEREIGN--0.1%
                    800,000 New Zealand, Government of, Deb., 8.00%,            470,559
                            11/15/2006
                                TOTAL NEW ZEALAND DOLLAR                      1,842,573
 NORWEGIAN KRONE--0.2%
                            SOVEREIGN--0.2%
                  3,000,000 Norwegian Government, Bond, 7.00%, 5/31/2001        416,980
                  2,300,000 Norwegian Government, Bond, 9.00%, 1/31/1999        312,938
                  6,000,000 Norwegian Government, Bond, 9.50%,                  921,950
                            10/31/2002
                                TOTAL NORWEGIAN KRONE                         1,651,868
 POLISH ZLOTY--1.1%
                            SOVEREIGN--1.1%
                  4,500,000 Poland Gov't. Bond, 12.00%, 2/12/2003             1,071,183
                  4,000,000 Poland Gov't. Bond, 12.00%, 6/12/2002               953,308

FEDERATED STRATEGIC INCOME FUND

  PRINCIPAL
    AMOUNT
  OR FOREIGN
   CURRENCY
     PAR
    AMOUNT                                                                    VALUE
 INTERNATIONAL BONDS -- CONTINUED
 POLISH ZLOTY--CONTINUED
                            SOVEREIGN--CONTINUED
                  2,000,000 Poland Gov't. Bond, 15.00%, 10/12/1999       $      534,517
                  1,500,000 Poland Gov't. Bond, 12.00%, 6/12/2001               361,787
                    620,000 Poland, Republic of, Bond, 12.00%, 2/12/2002        147,852
                 18,000,000 Poland, Republic of, Bond, 12.00%, 6/12/2003      4,289,888
                                TOTAL POLISH ZLOTY                            7,358,535
 SLOVAKIAN KORUNA--0.1%
                            SUPRANATIONAL--0.1%
                 15,500,000 International Finance Corp., Note, 11.75%,          408,332
                            8/15/1999
 SOUTH AFRICAN RAND -- 0.8%
                            SOVEREIGN--0.3%
                  2,500,000 Republic of South Africa, Bond, 12.50%,             465,444
                            1/15/2002
                 10,000,000 South Africa, Republic of, 12.00%, 2/28/2005      1,778,117
                                Total                                         2,243,561
                            SURFACE TRANSPORTATION--0.5%
                 11,000,000 Trans Caledon Tunnel Authority, 13.00%,           1,986,743
                            9/15/2010
                  7,250,000 Transnet Ltd., Foreign Gov't. Guarantee,
                            Series T016, 11.50%,
                            2/15/1999                                         1,380,452
                                Total                                         3,367,195
                                TOTAL SOUTH AFRICAN RAND                      5,610,756
 SOUTH KOREAN WON--0.1%
                            SUPRANATIONAL--0.1%
                900,000,000 European Bank for Reconstruction and
                            Development, Bond, 10.00%,
                            5/2/2002                                            581,877
                                TOTAL SOUTH KOREAN WON                          581,877

FEDERATED STRATEGIC INCOME FUND

  PRINCIPAL
    AMOUNT
  OR FOREIGN
   CURRENCY
     PAR
    AMOUNT                                                                    VALUE
 INTERNATIONAL BONDS -- CONTINUED
 SPANISH PESETA--0.4%
                            SOVEREIGN--0.3%
                 10,000,000 Spain (Government), 10.00%, 2/28/2005        $       85,140
                 36,000,000 Spain (Government), Bond, 10.15%, 1/31/2006         315,104
                 60,000,000 Spain (Government), Deb., 10.10%, 2/28/2001         453,118
                126,000,000 Spain (Government), Foreign Gov't.                  968,882
                            Guarantee, 8.00%, 5/30/2004
                                Total                                         1,822,244
                            SOVEREIGN GOVERNMENT--0.1%
                 80,000,000 Bonos Y Oblig. Del Estado, Deb., 8.20%,             660,112
                            2/28/2009
                                TOTAL SPANISH PESETA                          2,482,356
 SWEDISH KRONA--0.7%
                            SOVEREIGN--0.7%
                  3,000,000 Sweden (Kingdom of), 10.25%, 5/5/2003               473,042
                  9,000,000 Sweden (Kingdom of), Deb., 9.00%, 4/20/2009       1,513,991
                 10,500,000 Swedish Government, Bond, 8.00%, 8/15/2007        1,625,582
                  7,500,000 Swedish Government, Deb., 6.50%, 10/25/2006       1,052,371
                                TOTAL SWEDISH KRONA                           4,664,986
 U.S. DOLLARS -- 16.6%
                            BEVERAGE & TOBACCO--0.4%
                  2,850,000 Empresas La Moderna, 11.375%, 1/25/1999           2,907,000
                            BUILDING & DEVELOPMENT--0.6%
                  2,500,000 Cemex SA, Bond, 12.75%, 7/15/2006                 2,953,125
                  1,000,000 Corporacion GEO, S.A. de C.V., Note, 10.00%,      1,030,000
                            5/23/2002
                                Total                                         3,983,125

FEDERATED STRATEGIC INCOME FUND

  PRINCIPAL
    AMOUNT
  OR FOREIGN
   CURRENCY
     PAR
    AMOUNT                                                                    VALUE
 INTERNATIONAL BONDS -- CONTINUED
 U.S. DOLLARS -- CONTINUED
                            CONGLOMERATES--0.5%
 $                1,000,000 (a)Hutchison Whampoa Finance, Company          $    830,500
                            Guarantee, 7.50%, 8/1/2027
                  3,000,000 Mechala Group Jamaica, Note, 12.75%,              2,805,000
                            12/30/1999
                                Total                                         3,635,500
                            CONTAINER & GLASS PRODUCTS--0.3%
                  1,750,000 Vicap SA, Sr. Note, 11.375%, 5/15/2007            1,876,875
                            FINANCE--0.3%
                  1,000,000 (a)Pera Financial, 9.375%, 10/15/2002               935,000
                  1,250,000 Voto-Votorantim O/S Trad, Company Guarantee,      1,140,625
                            8.50%, 6/27/2005
                                Total                                         2,075,625
                            FINANCIAL INTERMEDIARIES -- 1.5%
                  1,000,000 Bancomext Trust, Bank Guarantee, 11.25%,          1,119,500
                            5/30/2006
                  2,000,000 Banco Nac De Desen Econo, Bond, 9.00%,            1,817,000
                            9/24/2007
                  1,500,000 Banco Santander, Sub. Note, 7.25%, 11/1/2015      1,563,285
                  1,000,000 (a)Den Danske Bank, Note, 7.40%, 6/15/2010        1,051,940
                  5,450,000 (a)Geberit International, Sr. Sub. Note,          3,489,772
                            10.125%, 4/15/2007
                    500,000 PIV Investment Finance, Company Guarantee,           50,000
                            4.50%, 12/1/2000
                  1,000,000 (a)Swedbank, Sub., 7.50%, 11/29/2049              1,030,930
                                Total                                        10,122,427
                            FOREST PRODUCTS--0.9%
                  1,000,000 Aracruz Cellulose, Deb., 10.375%, 1/31/2002       1,012,500
                  2,500,000 Asia Pulp & Paper Co. Ltd., Company               2,181,250
                            Guarantee, 11.75%, 10/1/2005
                  1,700,000 Indah Kiat Intl. Finance, Company Guarantee,      1,415,250
                            11.875%, 6/15/2002
                  1,800,000 Indah Kiat Intl. Finance, Company Guarantee,      1,498,500
                            12.50%, 6/15/2006
                                Total                                         6,107,500

FEDERATED STRATEGIC INCOME FUND

  PRINCIPAL
    AMOUNT
  OR FOREIGN
   CURRENCY
     PAR
    AMOUNT                                                                    VALUE
 INTERNATIONAL BONDS -- CONTINUED
 U.S. DOLLARS -- CONTINUED
                            GOVERNMENT AGENCY--0.8%
 $                  250,000 (a)Government of Jamaica, Bond, 9.625%,        $    246,250
                            7/2/2002
                  5,000,000 Republic of Ecuador, 11.25%, 4/25/2002            5,037,500
                                Total                                         5,283,750
                            INDUSTRIAL PRODUCTS & EQUIPMENT--1.6%
                  2,000,000 Advance Agro Public Co., 13.00%, 11/15/2007       2,030,000
                  1,500,000 (a)Cathay International Ltd., 13.00%,             1,428,750
                            4/15/2008
                    500,000 (a)Disco S.A., Note, 9.875%, 5/15/2008              482,500
                  2,000,000 Globo Communicacoes Part, Sr. Note, 10.625%,      1,941,600
                            12/5/2008
                  1,500,000 Grupo Minero Mexico, 9.25%, 4/1/2028              1,443,750
                  2,000,000 Sophora Comercio, 11.50%, 11/10/1998              2,010,000
                  1,000,000 (a)TM Group Holdings, Sr. Note, 11.00%,           1,030,000
                            5/15/2008
                  1,250,000 (a)TV Bandeirantes, Note, 12.875%, 5/15/2006      1,214,875
                                Total                                        11,581,475
                            OIL & GAS--0.9%
                  2,500,000 Bariven SA, Company Guarantee, 10.625%,           2,650,000
                            3/17/2002
                    625,494 Centragas, 10.65%, 12/1/2010                        638,004
                  1,000,000 (a)LG-Caltex Oil Co., Ltd, Note, 5.89813%,          985,000
                            3/31/2001
                  2,000,000 Petroleo Brasileiro SA, 10.525%, 6/8/1998         2,002,323
                                Total                                         6,275,327
                            SOVEREIGN -- 5.7%
                  5,900,000 Bulgaria, 6.6875%, 7/28/2011                      4,454,500
                  2,000,000 Islamic Republic of Pakistan, Bond,               1,967,600
                            9.85625%, 5/30/2000
                  2,800,000 Islamic Republic of Pakistan, Deb., 11.50%,       2,801,400
                            12/22/1999
                  3,000,000 (a)Ministry Finance Russia, 10.00%, 6/26/2007     2,677,500

FEDERATED STRATEGIC INCOME FUND

  PRINCIPAL
    AMOUNT
  OR FOREIGN
   CURRENCY
     PAR
    AMOUNT                                                                    VALUE
 INTERNATIONAL BONDS -- CONTINUED
 U.S. DOLLARS -- CONTINUED
                            SOVEREIGN -- CONTINUED
 $                  500,000 (a)Ministry Finance Russia, 9.25%, 11/27/2001  $    471,250
                  3,500,000 (a)Ministry Finance Russia, 9.375%, 3/31/2005     1,837,824
                  1,000,000 Ministry Finance Russia, Unsub., 9.25%,             935,000
                            11/27/2001
                    900,000 Nacional Financiera, SNC, Foreign Gov't.
                            Guarantee, 10.625%,
                            11/22/2001                                          963,567
                  1,000,000 Panama, 7.875%, 2/13/2002                           995,000
                  4,500,000 Russia, 10.00%, 6/26/2007                         4,038,750
                  2,000,000 Russia, Deb., 3.359375%, 12/15/2020               1,127,600
                    920,000 South Africa, Republic of, Global Bond Deb.,        957,370
                            9.625%, 12/15/1999
                    400,000 Turkey, 10.00%, 5/23/2002                           418,800
                    700,000 Turkey, 10.00%, 9/19/2007                           701,313
                  1,000,000 Turkey, Bond, 9.875%, 2/23/2005                     992,500
                  1,000,000 Turkey, Deb., 11.50%, 4/27/1999                   1,031,000
                  4,000,000 United Mexican States, 8.625%, 3/12/2008          3,948,000
                  3,000,000 United Mexican States, Bond, 9.875%,              3,146,250
                            1/15/2007
                  5,750,000 Venezuela, Bond, 9.25%, 9/15/2027                 4,815,625
                                Total                                        38,280,849
                            STEEL--0.3%
                    610,000 Metalurgica Gerdau, Company Guarantee,              603,290
                            10.25%, 11/23/2001
                    400,000 Metalurgica Gerdau, Company Guarantee,              404,000
                            11.125%, 5/24/2004
                  1,125,000 Tubos de Acero de Mexico SA, Unsub., 13.75%,      1,223,438
                            12/8/1999
                                Total                                         2,230,728

FEDERATED STRATEGIC INCOME FUND

  PRINCIPAL
    AMOUNT
  OR FOREIGN
   CURRENCY
     PAR
    AMOUNT                                                                    VALUE
 INTERNATIONAL BONDS -- CONTINUED
 U.S. DOLLARS -- CONTINUED
                            SURFACE TRANSPORTATION--0.5%
 $                1,000,000 (a)Road King Infrastructure, Series 144a,      $    762,500
                            9.50%, 7/15/2007
                  1,000,000 Zhuhai Highway, 9.125%, 7/1/2006                    880,040
                  1,750,000 (a)Zhuhai Highway, Sub. Note, 11.50%, 7/1/2008    1,548,750
                                Total                                         3,191,290
                            TELECOMMUNICATIONS & CELLULAR--1.3%
                  1,750,000 CANTV Finance Ltd., Company Guarantee,            1,732,500
                            9.25%, 2/1/2004
                    700,000 (a)Comtel Brasileir, Note, 10.75%, 9/26/2004        683,375
                    500,000 Comtel Brasileir, Note, Series REGS, 10.75%,        488,750
                            9/26/2004
                  2,350,000 Philippine Long Distance Telephone Co.,           2,485,125
                            Deb., 10.625%, 6/2/2004
                  1,500,000 (a)Telecom Brazil, Collateral Trust, Series       1,526,250
                            EMTN, 11.4375%, 12/9/1999
                  2,000,000 Tricom SA, Sr. Note, 11.375%, 9/1/2004            1,960,000
                                Total                                         8,876,000
                            UTILITIES -- 1.0%
                  4,000,000 AES China Generating Co., Note, 10.125%,          3,660,000
                            12/15/2006
                  2,000,000 (a)CIA Saneamento Basico, Bond, 10.00%,           1,847,500
                            7/28/2005
                    550,000 (a)Israel Electric Corp. Ltd., Sr. Note,            575,141
                            7.875%, 12/15/2026
                    500,000 (a)Tenaga Nasional Berhad, Deb., 7.50%,             370,735
                            1/15/2096
                                Total                                         6,453,376
                                TOTAL U.S. DOLLAR                           112,880,847
                                TOTAL INTERNATIONAL BONDS (IDENTIFIED       211,941,354
                                COST $221,227,914)

FEDERATED STRATEGIC INCOME FUND

   PRINCIPAL
    AMOUNT                                                                    VALUE
U.S. GOVERNMENT/AGENCY -- 14.4%
 LONG-TERM GOVERNMENT OBLIGATIONS--14.4%
 $                  306,469 Federal Home Loan Mortgage Corp., 8.00%,     $      316,717
                            11/1/2011
                    414,065 Federal Home Loan Mortgage Corp., 8.00%,            431,199
                            7/1/2024
                    256,232 Federal Home Loan Mortgage Corp., 8.00%,            266,624
                            5/1/2025
                    348,241 Federal Home Loan Mortgage Corp., 8.50%,            365,218
                            9/1/2025
                     72,812 Federal Home Loan Mortgage Corp., 8.50%,             76,293
                            1/1/2026
                    268,330 Federal Home Loan Mortgage Corp., 8.00%,            279,434
                            7/1/2024
                    233,289 Federal Home Loan Mortgage Corp., 8.00%,            242,751
                            5/1/2025
                  1,830,200 Federal Home Loan Mortgage Corp., 8.00%,          1,905,933
                            6/1/2025
                    306,388 Federal Home Loan Mortgage Corp., 8.00%,            319,505
                            8/1/2025
                    372,192 Federal Home Loan Mortgage Corp., 7.50%,            383,708
                            10/1/2025
                  1,754,528 Federal Home Loan Mortgage Corp., 7.50%,          1,808,813
                            5/1/2026
                    236,298 Federal Home Loan Mortgage Corp., 8.00%,            246,414
                            5/1/2024
                    781,167 Federal Home Loan Mortgage Corp., 7.50%,            803,625
                            8/1/2026
                    292,125 Federal Home Loan Mortgage Corp., 8.00%,            303,261
                            8/1/2027
                    274,254 Federal Home Loan Mortgage Corp., 8.00%,            285,603
                            1/1/2025
                  1,325,465 Federal Home Loan Mortgage Corp., 6.50%,          1,335,406
                            7/1/2011
                    821,838 Federal Home Loan Mortgage Corp., 7.00%,            838,529
                            5/1/2011
                  1,782,744 Federal Home Loan Mortgage Corp., 7.00%,          1,818,951
                            5/1/2011
                  1,925,794 Federal Home Loan Mortgage Corp., 6.50%,          1,939,640
                            11/1/2012
                    161,977 Federal Home Loan Mortgage Corp., 8.50%,            169,874
                            9/1/2025
                    266,459 Federal Home Loan Mortgage Corp., 8.00%,            276,835
                            2/1/2027
                  3,249,000 (e)Federal Home Loan Mortgage Corp., 7.00%,       3,302,414
                            TBA
                    871,046 Federal National Mortgage Association,              878,937
                            6.50%, 2/1/2009
                  1,847,097 Federal National Mortgage Association,            1,907,128
                            7.50%, 4/1/2024
                    393,116 Federal National Mortgage Association,              400,978
                            7.00%, 5/1/2024
                    344,843 Federal National Mortgage Association,              351,847
                            7.00%, 12/1/2010
                  3,430,074 Federal National Mortgage Association,            3,509,377
                            7.00%, 2/1/2024

FEDERATED STRATEGIC INCOME FUND

   PRINCIPAL
    AMOUNT                                                                    VALUE
 U.S. GOVERNMENT/AGENCY -- CONTINUED
 LONG-TERM GOVERNMENT OBLIGATIONS-- CONTINUED
 $                  964,094 Federal National Mortgage Association,       $      961,684
                            6.50%, 12/1/2025
                  1,294,899 Federal National Mortgage Association,            1,285,395
                            6.00%, 4/1/2011
                    824,486 Federal National Mortgage Association,              857,102
                            8.00%, 10/1/2026
                  1,934,606 Federal National Mortgage Association,            1,922,515
                            6.50%, 12/1/2027
                    846,573 Federal National Mortgage Association,              841,282
                            6.50%, 2/1/2028
                  1,755,788 Federal National Mortgage Association,            1,766,218
                            6.50%, 4/1/2013
                    985,126 Federal National Mortgage Association,              990,977
                            6.50%, 4/1/2013
                  3,000,000 Federal National Mortgage Association,            3,126,000
                            8.00%, 8/1/2027
                  1,980,000 Federal National Mortgage Association,            1,991,761
                            6.50%, 5/1/2013
                  3,000,000 Federal National Mortgage Association,            2,964,360
                            6.00%, TBA
                  7,500,000 Federal National Mortgage Association,            7,453,125
                            6.50%, TBA
                 14,075,000 Federal National Mortgage Association,           14,277,258
                            7.00%, TBA
                    158,291 Government National Mortgage Association,           170,805
                            9.00%, 10/15/2016
                  1,750,788 Government National Mortgage Association,         1,809,334
                            7.50%, 11/15/2022
                  1,930,042 Government National Mortgage Association,         1,931,857
                            6.50%, 1/15/2024
                    366,340 Government National Mortgage Association,           378,359
                            7.50%, 3/15/2024
                  2,204,309 Government National Mortgage Association,         2,271,122
                            7.50%, 10/15/2027
                    481,259 Government National Mortgage Association,           495,846
                            7.50%, 12/15/2027
                  1,775,585 Government National Mortgage Association,         1,832,191
                            7.50%, 3/15/2026
                  2,888,557 Government National Mortgage Association,         2,977,929
                            7.50%, 2/15/2027
                    143,784 Government National Mortgage Association,           155,916
                            9.50%, 2/15/2025
                    620,869 Government National Mortgage Association,           640,079
                            7.50%, 1/15/2026
                    733,939 Government National Mortgage Association,           757,337
                            7.50%, 2/15/2026
                    844,435 Government National Mortgage Association,           878,474
                            8.00%, 1/15/2028
                  1,006,514 Government National Mortgage Association,         1,021,924
                            7.00%, 1/15/2028
                  1,942,834 Government National Mortgage Association,         2,001,721
                            7.50%, 11/15/2027
                    399,593 Government National Mortgage Association,           415,701
                            8.00%, 6/15/2026

FEDERATED STRATEGIC INCOME FUND

   PRINCIPAL
    AMOUNT                                                                    VALUE
 U.S. GOVERNMENT/AGENCY -- CONTINUED
 LONG-TERM GOVERNMENT OBLIGATIONS-- CONTINUED
 $                  421,121 Government National Mortgage Association,    $      438,096
                            8.00%, 6/15/2026
                    337,372 Government National Mortgage Association,           351,393
                            8.00%, 8/15/2026
                  1,909,394 Government National Mortgage Association,         1,967,268
                            7.50%, 12/15/2027
                  1,351,348 Government National Mortgage Association,         1,372,038
                            7.00%, 3/15/2028
                    993,514 Government National Mortgage Association,         1,008,725
                            7.00%, 1/15/2028
                  4,920,173 Government National Mortgage Association,         5,069,303
                            7.50%, 4/15/2028
                  1,570,170 Government National Mortgage Association,         1,629,051
                            8.00%, 2/15/2010
                  2,679,566 Government National Mortgage Association,         2,896,450
                            9.00%, 11/15/2017
                    771,926 Government National Mortgage Association,           823,305
                            8.50%, 10/15/2017
                  1,162,525 Government National Mortgage Association,         1,312,561
                            11.00%, 9/15/2015
                                TOTAL U.S. GOVERNMENT/AGENCY (IDENTIFIED     97,809,476
                                COST $96,856,490)
 U.S. TREASURY OBLIGATIONS -- 6.9%
                            U.S. TREASURY BONDS -- 4.8%
                  5,000,000 United States Treasury Bond, 10.75%,              6,486,150
                            8/15/2005
                  5,000,000 United States Treasury Bond, 11.25%,              7,889,250
                            2/15/2015
                  7,500,000 United States Treasury Bond, 11.625%,             9,901,500
                            11/15/2004
                  6,410,000 United States Treasury Bond, 12.375%,             8,570,939
                            5/15/2004
                                Total                                        32,847,839
                            U.S. TREASURY NOTES--2.1%
                  2,500,000 United States Treasury Note, 5.625%,              2,503,175
                            12/31/2002
                  8,000,000 United States Treasury Note, 7.75%,               8,251,760
                            11/30/1999
                  3,000,000 United States Treasury Note, 9.125%,              3,099,090
                            5/15/1999
                                Total                                        13,854,025
                                TOTAL U.S. TREASURY OBLIGATIONS              46,701,864
                                (IDENTIFIED COST $46,797,583)

FEDERATED STRATEGIC INCOME FUND

   PRINCIPAL
    AMOUNT
  OR SHARES                                                                   VALUE
ASSET-BACKED SECURITIES--0.2%
 $                  500,000 (a)SMFC Trust Asset-Backed Certificates,
                            Series 1997-A, Class 4,
                            1/28/2025                                    $      455,315
                  1,000,000 New Century Home Equity Loan Trust 1997-NC5,
                            Class M2, 7.24%,
                            10/25/2028                                        1,007,660
                                TOTAL ASSET-BACKED SECURITIES                 1,462,975
                                (IDENTIFIED COST $1,448,079)
 COMMON STOCKS--0.0%
 NIGERIA--0.0%
                            SOVEREIGN--0.0%
                        250 Nigeria Par, Warrants                                     3
 VENEZUELA--0.0%
                            SOVEREIGN--0.0%
                      7,500 Venezuela Rep Oil Linked, Warrants                        0
                                TOTAL COMMON STOCKS (IDENTIFIED COST $0)              3
 PREFERRED STOCKS--0.6%
                            COMPUTER SERVICES--0.2%
                     17,680 Microsoft Corp., Cumulative Conv. Pfd.,           1,650,870
                            Series A, $2.20
                            FINANCIAL--0.1%
                      9,900 Security Capital Industrial Trust, REIT
                            Perpetual Pfd. Stock,
                            Series C, $4.27                                     548,381
                            REAL ESTATE--0.3%
                      2,000 Highwoods Properties, Inc., REIT Perpetual        2,117,960
                            Pfd. Stock, Series A, $86.25
                                TOTAL PREFERRED STOCKS (IDENTIFIED COST       4,317,211
                                $4,202,422)
 MUTUAL FUNDS--31.0%
                 21,217,344 (f)The High Yield Bond Portfolio (IDENTIFIED
                            210,263,883 COST $204,113,751)

FEDERATED STRATEGIC INCOME FUND

   PRINCIPAL
    AMOUNT
 (B)REPURCHASE AGREEMENTS--6.6%
 $               27,425,000 BT Securities Corp., 5.57%, dated 5/29/1998, $   27,425,000
                            due 6/1/1998
                  3,249,000 (c)Goldman Sachs Group, LP, 5.48%, dated          3,249,000
                            4/17/1998, due 6/10/1998
                  9,000,000 (c)Goldman Sachs Group, LP, 5.49%, dated          9,000,000
                            5/6/1998, due 6/10/1998
                  5,075,000 (c)Morgan Stanley Group, Inc., 5.50%, dated       5,075,000
                            5/1/1998, due 6/10/1998
                                TOTAL REPURCHASE AGREEMENTS (AT              44,749,000
                                AMORTIZED COST)
                                TOTAL INVESTMENTS (IDENTIFIED COST       $  695,293,950
                                $695,199,897)(D)

(a) Denotes a restricted security. At May 31, 1998, these securities amounted to $38,597,114 which represents 5.7% of total net assets.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination within seven days if the creditworthiness of the issuer is downgraded.

(d) The cost of investments for federal tax purposes amounts to $695,199,897. The net unrealized appreciation of investments on a federal tax basis amounts to $94,053 which is comprised of $11,991,483 appreciation and $11,897,430 depreciation at May 31, 1998.

(e) Security is subject to dollar roll transaction.

(f) Shareholders interested in learning more about this fund can obtain additional information, including a prospectus, by calling (412) 288-1900.

Note: The categories of investments are shown as a percentage of net assets ($677,279,731) at May 31, 1998.

The following acronyms are used throughout this portfolio:

FSA --Financial Security Assurance GO --General Obligation INS --Insured LP --Limited Partnership MBIA --Municipal Bond Investors Assurance REIT --Real Estate Investment Trust SA --Support Agreement TBA --To Be Announced UT --Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

FEDERATED STRATEGIC INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                          $ 695,293,950
 $695,199,897)
 Income receivable                                                                              11,064,823
 Receivable for investments sold                                                                    54,959
 Receivable for shares sold                                                                      7,476,781
 Prepaid expenses                                                                                      571
 Deferred organizational costs                                                                      39,934
 Other assets                                                                                       11,590
    Total assets                                                                               713,942,608
 LIABILITIES:
 Payable for investments purchased                                            $  31,642,680
 Payable for shares redeemed                                                        445,720
 Income distribution payable                                                        441,742
 Payable to Bank                                                                    272,990
 Payable for dollar roll transactions                                             3,284,208
 Payable for taxes withheld                                                          33,358
 Accrued expenses                                                                   542,179
    Total liabilities                                                                           36,662,877
 NET ASSETS for 65,906,953 shares outstanding                                                $ 677,279,731
 NET ASSETS CONSIST OF:
 Paid in capital                                                                             $ 681,084,555
 Net unrealized appreciation of investments and translation of assets
 and liabilities in foreign currency                                                                83,660
 Accumulated net realized loss on investments and foreign currency                              (1,528,643)
 transactions
 Distributions in excess of net investment income                                               (2,359,841)
    Total Net Assets                                                                         $ 677,279,731
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:
 Net Asset Value Per Share ($107,299,801 / 10,440,928 shares outstanding)                          $10.28
 Offering Price Per Share (100/95.50 of $10.28)*                                                   $10.76
 Redemption Proceeds Per Share                                                                     $10.28
 CLASS B SHARES:
 Net Asset Value Per Share ($475,379,435 / 46,258,391 shares outstanding)                          $10.28
 Offering Price Per Share                                                                          $10.28
 Redemption Proceeds Per Share (94.50/100 of $10.28)**                                              $9.71
 CLASS C SHARES:
 Net Asset Value Per Share ($59,993,130 / 5,838,583 shares outstanding)                            $10.28
 Offering Price Per Share                                                                          $10.28
 Redemption Proceeds Per Share (99.00/100 of $10.28)**                                             $10.18
 CLASS F SHARES:
 Net Asset Value Per Share ($34,607,365 / 3,369,051 shares outstanding)                            $10.27
 Offering Price Per Share (100/99.00 of $10.27)*                                                   $10.37
 Redemption Proceeds Per Share (99.00/100 of $10.27)**                                             $10.17

* See "Investing in the Fund" in the Prospectus.

** See "Investing in the Fund" and "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED STRATEGIC INCOME FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)



 INVESTMENT INCOME:
 Dividends                                                                              $       5,525,032
 Interest (net of dollar roll expense of $129,845) (net of                                     18,568,136
 foreign taxes withheld of $34,186)
      Total income                                                                             24,093,168
 EXPENSES:
 Investment advisory fee                                                  $2,273,872
 Administrative personnel and services fee                                   201,706
 Custodian fees                                                               63,103
 Transfer and dividend disbursing agent fees and expenses                    242,412
 Directors'/Trustees' fees                                                     1,384
 Auditing fees                                                                 7,471
 Legal fees                                                                    3,261
 Portfolio accounting fees                                                    88,881
 Distribution services fee--Class B Shares                                 1,422,500
 Distribution services fee--Class C Shares                                   155,412
 Distribution services fee--Class F Shares                                    80,104
 Shareholder services fee--Class A Shares                                    102,764
 Shareholder services fee--Class B Shares                                    474,167
 Shareholder services fee--Class C Shares                                     51,804
 Shareholder services fee--Class F Shares                                     40,052
 Share registration costs                                                     50,162
 Printing and postage                                                         44,916
 Insurance premiums                                                            2,774
 Taxes                                                                         1,511
 Miscellaneous                                                                28,574
      Total expenses                                                       5,336,830
 Waivers --
      Waiver of investment advisory fee                       $(724,194)
      Waiver of distribution services fee--Class F Shares       (80,104)
           Total waivers                                                    (804,298)
               Net expenses                                                                     4,532,532
                       Net investment income                                                   19,560,636
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY:
 Net realized loss on investments and foreign currency                                         (2,163,227)
 transactions
 Net change in unrealized appreciation of investments and
 translation of assets
 and liabilities in foreign currency                                                           (2,121,423)
      Net realized and unrealized loss on investments and                                      (4,284,650)
      foreign currency
           Change in net assets resulting from operations                               $      15,275,986

(See Notes which are an integral part of the Financial Statements)

FEDERATED STRATEGIC INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                        SIX MONTHS
                                                           ENDED
                                                        (UNAUDITED)               YEAR ENDED
                                                          MAY 31,                NOVEMBER 30,
                                                            1998                     1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                    $  19,560,636     $   21,989,467
 Net realized gain (loss) on investments and foreign
 currency transactions ($(2,163,227) and $1,918,221,
 respectively,
 as computed for federal tax purposes)                       (2,163,227)         1,227,157
 Net change in unrealized appreciation/depreciation of
 investments and translation of assets and liabilities       (2,121,423)        (2,824,267)
 in foreign currency
  Change in net assets resulting from operations             15,275,986         20,392,357
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Class A Shares                                             (3,528,153)        (3,371,345)
  Class B Shares                                            (14,838,617)       (15,066,810)
  Class C Shares                                             (1,639,572)        (1,268,365)
  Class F Shares                                             (1,391,895)        (2,059,642)
 Distributions from net realized gains on investments
 and foreign currency transactions
  Class A Shares                                               (211,252)           (80,861)
  Class B Shares                                             (1,028,520)          (365,467)
  Class C Shares                                                (95,931)           (31,072)
  Class F Shares                                                (97,758)           (51,079)
   Change in net assets resulting from distributions
   to shareholders                                          (22,831,698)       (22,294,641)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                               290,708,895        274,742,668
 Net asset value of shares issued to shareholders in
 payment of distributions declared                           13,329,059         10,438,073
 Cost of shares redeemed                                    (41,247,774)       (37,121,071)
  Change in net assets resulting from share                 262,790,180        248,059,670
  transactions
   Change in net assets                                     255,234,468        246,157,386
 NET ASSETS:
 Beginning of period                                        422,045,263        175,887,877
 End of period                                            $ 677,279,731     $  422,045,263

(See Notes which are an integral part of the Financial Statements)

FEDERATED STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                               ENDED
                                            (UNAUDITED)
                                              MAY 31,                YEAR ENDED NOVEMBER 30,
                                                1998        1997       1996       1995     1994(A)

 NET ASSET VALUE, BEGINNING OF PERIOD             $10.41    $10.47    $10.14       $9.54     $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                             0.42      0.87(f)   0.91        0.82       0.45
  Net realized and unrealized gain (loss)
  on
  investments and foreign currency                 (0.08)    (0.03)     0.42        0.61      (0.45)
  Total from investment operations                  0.34      0.84      1.33        1.43       0.00
 LESS DISTRIBUTIONS
  Distributions from net investment income         (0.44)    (0.87)    (0.89)      (0.83)     (0.45)
  Distributions in excess of net investment           --        --     (0.03)          --     (0.01)
  income(b)
  Distributions from net realized gain on
  investments and foreign currency                 (0.03)    (0.03)    (0.08)          --         --
  transactions
  Total distributions                              (0.47)    (0.90)    (1.00)      (0.83)     (0.46)
 NET ASSET VALUE, END OF PERIOD                   $10.28    $10.41    $10.47      $10.14     $ 9.54
 TOTAL RETURN(C)                                   3.38%     8.33%    13.89%      15.64%      0.05%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                        1.10%*     1.10%     1.05%       0.25%     0.25%*
  Net investment income                           7.86%*     8.40%     8.54%       8.68%     8.38%*
  Expense waiver/reimbursement(d)                 0.27%*     0.36%     0.98%       5.69%(e)  8.87%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)       $107,300   $58,270    $28,021     $5,089     $2,366
  Portfolio turnover                                 68%       40%       47%        158%        34%

* Computed on an annualized basis.

(a) Reflects operations for the period from May 4, 1994 (date of initial public investment) to November 30, 1994.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) The Adviser waived $80,712 of the investment advisory fee and reimbursed other operating expenses of $221,544, which represents 0.85% and 2.33% of average net assets, respectively, to comply with certain state expense limitations. The remainder of the reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

(f) Per share information is based on average shares outstanding.

(See Notes which are an integral part of the Financial Statements)

FEDERATED STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS -- CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          SIX MONTHS
                                                             ENDED
                                                          (UNAUDITED)               YEAR ENDED
                                                            MAY 31,                NOVEMBER 30,
                                                              1998        1997         1996       1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                           $10.40     $10.47        $10.14       $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                           0.38       0.79(f)       0.83         0.25
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                           (0.07)     (0.04)         0.42         0.13
  Total from investment operations                                0.31       0.75          1.25         0.38
 LESS DISTRIBUTIONS
  Distributions from net investment income                       (0.40)     (0.79)        (0.83)       (0.24)
  Distributions in excess of net investment income(b)               --         --         (0.01)          --
  Distributions from net realized gain on investments
  and foreign currency transactions                              (0.03)     (0.03)        (0.08)          --
  Total distributions                                            (0.43)     (0.82)        (0.92)       (0.24)
 NET ASSET VALUE, END OF PERIOD                                 $10.28     $10.40        $10.47       $10.14
 TOTAL RETURN(C)                                                 2.99%      7.53%        13.03%         5.13%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                      1.85%*      1.85%         1.80%         1.00%*
  Net investment income                                         7.13%*      7.67%         7.80%         7.95%*
  Expense waiver/reimbursement(d)                               0.27%*      0.37%         0.98%         5.69%(e)*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                     $475,379    $304,746     $120,020        $5,193
  Portfolio turnover                                               68%        40%           47%          158%

* Computed on an annualized basis.

(a) Reflects operations for the period from July 27, 1995 (date of initial public investment) to November 30, 1995.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) The Adviser waived $80,712 of the investment advisory fee and reimbursed other operating expenses of $221,544, which represents 0.85% and 2.33% of average net assets, respectively, to comply with certain state expense limitations. The remainder of the reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

(f) Per share information is based on average shares outstanding.

(See Notes which are an integral part of the Financial Statements)

FEDERATED STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS -- CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              SIX MONTHS
                                                ENDED
                                             (UNAUDITED)
                                                MAY 31,                   YEAR ENDED NOVEMBER 30,
                                                 1998       1997      1996       1995     1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD              $10.41   $10.47     $10.14      $9.54     $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.38     0.79(f)    0.82       0.74       0.40
  Net realized and unrealized gain (loss) on
  investments
  and foreign currency                              (0.08)   (0.03)      0.43       0.61      (0.44)
  Total from investment operations                   0.30     0.76       1.25       1.35      (0.04)
 LESS DISTRIBUTIONS
  Distributions from net investment                 (0.40)   (0.79)     (0.80)     (0.75)     (0.40)
  income(b)
  Distributions in excess of net investment            --       --      (0.04)         --     (0.02)
  income
  Distributions from net realized gain on
  investments
  and foreign currency transactions                 (0.03)   (0.03)     (0.08)         --         --
  Total distributions                               (0.43)   (0.82)     (0.92)     (0.75)     (0.42)
 NET ASSET VALUE, END OF PERIOD                    $10.28   $10.41     $10.47     $10.14      $9.54
 TOTAL RETURN(C)                                    3.00%    7.53%     13.05%     14.79%      (0.41%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                         1.85%*    1.86%      1.80%      1.00%     1.00%*
  Net investment income                            7.08%*    7.69%      7.70%      7.93%     7.99%*
  Expense waiver/reimbursement(d)                  0.27%*    0.37%      0.98%      5.69%(e)  8.87%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)         $59,993   $29,267   $10,481     $2,323     $1,190
  Portfolio turnover                                  68%      40%        47%       158%        34%

* Computed on an annualized basis.

(a) Reflects operations for the period from May 2, 1994 (date of initial public investment) to November 30, 1994.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) The Adviser waived $80,712 of the investment advisory fee and reimbursed other operating expenses of $221,544, which represents 0.85% and 2.33% of average net assets, respectively, to comply with certain state expense limitations. The remainder of the reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

(f) Per share information is based on average shares outstanding.

(See Notes which are an integral part of the Financial Statements)

FEDERATED STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS -- CLASS F SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    SIX MONTHS
                                                      ENDED
                                                   (UNAUDITED)
                                                      MAY 31,              YEAR ENDED NOVEMBER 30,
                                                       1998       1997       1996      1995      1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.41     $10.47      $10.14   $ 9.54    $10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                   0.41       0.87(f)     0.95     0.77      0.41
Net realized and unrealized gain (loss)
on investments
and foreign currency                                   (0.08)     (0.03)       0.37     0.61     (0.44)
Total from investment operations                        0.33       0.84        1.32     1.38     (0.03)
LESS DISTRIBUTIONS
Distributions from net investment income               (0.44)     (0.87)      (0.91)   (0.78)    (0.41)
Distributions in excess of net investment income(b)       --        --          --       --      (0.02)
Distributions from net realized gain on investments
and foreign currency transactions                      (0.03)     (0.03)      (0.08)     --        --
Total distributions                                    (0.47)     (0.90)      (0.99)   (0.78)    (0.43)
NET ASSET VALUE, END OF PERIOD                        $10.27     $10.41      $10.47   $10.14    $ 9.54
TOTAL RETURN(C)                                         3.28%      8.33%      13.83%   15.07%    (0.19%)
RATIOS TO AVERAGE NET ASSETS
Expenses                                                1.10%*     1.10%       1.07%    0.75%     0.75%*
Net investment income                                   7.91%*     8.38%       8.48%    8.19%     8.34%*
Expense waiver/reimbursement(d)                         0.77%*     0.86%       1.46%    5.69%(e)  8.87%*
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                $34,607   $29,762     $17,367   $3,691     $2,326
Portfolio turnover                                         68%       40%         47%     158%        34%

* Computed on an annualized basis.

(a) Reflects operations for the period from May 10, 1994 (date of initial public investment) to November 30, 1994.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) The Adviser waived $80,712 of the investment advisory fee and reimbursed other operating expenses of $221,544, which represents 0.85% and 2.33% of average net assets, respectively, to comply with certain state expense limitations. The remainder of the reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

(f) Per share information is based on average shares outstanding.

(See Notes which are an integral part of the Financial Statements)

FEDERATED STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS

MAY 31, 1998 (UNAUDITED)

1. ORGANIZATION

Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares. The investment objective of the Fund is to seek a high level of current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FORWARD COMMITMENTS -- The Fund may enter into forward foreign exchange contracts which are based upon financial indices at a fixed price and exchange rate at a future date. Risks may arise upon entering these contracts from the potential inability of counterparts to meet terms of their contracts and from unanticipated movements in security prices and foreign exchange rates. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date. At May 31, 1998, the Fund had no outstanding forward commitments.

FOREIGN CURRENCY TRANSLATION -- The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

DOLLAR ROLL TRANSACTIONS -- The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at May 31, 1998 is as follows:

 SECURITY                               ACQUISITION DATE        ACQUISITION
                                                                   COST
 Reliance Industries Ltd.                  1/10/1997             $1,250,000
 Tenet Healthcare Corp.                     5/8/1998                498,060
 Equitable Life                           10/17/1996 -            1,797,168
                                            2/11/1998
 Life Re Capital Trust I                    6/6/1997              1,000,000
 USF&G Corp.                                7/3/1997                500,000
 Union Central Life Insurance Co.          10/31/1996               994,780
 CIA International
 Telecommunications                  2/19/1998 - 2/20/1998        1,840,184
 Imasac SA                           4/24/1998 - 4/28/1998        2,230,390
 Mastellone Hermanos SA                    4/22/1998              2,080,000
 Metro Toronto                             10/18/1996               723,341
 Hutchison Whampoa Finance                  8/1/1997              1,003,550
 Pera Financial                            10/7/1997              1,000,000
 Den Danske Bank                            1/7/1998              1,052,320
 Geberit International                    12/12/1997 -            3,449,974
                                            4/22/1998
 Swedbank                                   1/7/1998              1,044,370
 Government of Jamaica                     6/26/1997                249,465
 Cathay International Ltd.                  4/3/1998              1,515,000
 Disco S.A.                                 5/5/1998                496,710
 TM Group Holdings                          5/7/1998              1,000,000
 TV Bandeirantes                            5/8/1998              1,242,338
 LG-Caltex Oil Co.                         3/24/1998              1,000,000
 Ministry Finance Russia, 10.00%           6/19/1997 -            3,065,050
                                           10/20/1997
 Ministry Finance Russia, 9.25%            10/2/1997                523,125
 Ministry Finance Russia, 9.375%           3/24/1998              1,909,662
 Road King Infrastructure                  6/27/1997                994,230
 Zhuhai Highway                      8/16/1996 - 12/4/1997        1,800,313
 Comtel Brasilier                          12/6/1996                721,000
 Telecom Brazil                      4/18/1996 - 5/30/1996        1,543,125
 CIA Saneamento Basico                     7/23/1997 -            2,007,500
                                           10/14/1997
 Israel Electric Corp.                     12/16/1997               564,916
 Tenaga Nasional Berhad                     3/3/1997                474,925
 SMFC Trust                                 2/4/1998                454,290

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At May 31, 1998, par value shares ($0.001 per share) authorized were as follows:

                                 PERCENTAGE OF PAR VALUE
 CLASS NAME                   CAPITAL STOCK AUTHORIZED
 Class A Shares                     1,000,000,000
 Class B Shares                     1,000,000,000
 Class C Shares                     1,000,000,000
 Class F Shares                     1,000,000,000
  Total shares authorized           4,000,000,000

Transactions in capital stock were as follows:

                                                        SIX MONTHS ENDED                YEAR ENDED
                                                          MAY 31, 1998               NOVEMBER 30, 1997
 CLASS A SHARES                                     SHARES         AMOUNT          SHARES          AMOUNT
 Shares sold                                        5,583,289   $  57,916,767     3,554,270   $    37,128,584
 Shares issued to shareholders in payment of
 distributions declared                               230,452       2,348,381       161,170         1,680,439
 Shares redeemed                                     (971,783)    (10,082,577)     (793,629)       (8,275,591)
  Net change resulting from Class A
  Share transactions                                4,841,958   $  50,182,571     2,921,811   $    30,533,432
                                                        SIX MONTHS ENDED                 YEAR ENDED
                                                          MAY 31, 1998               NOVEMBER 30, 1997
 CLASS B SHARES                                     SHARES         AMOUNT          SHARES         AMOUNT
 Shares sold                                       18,435,487   $ 191,153,843    19,240,644   $   200,824,425
 Shares issued to shareholders in payment of
 distributions declared                               880,296       9,104,265       685,049         7,140,397
 Shares redeemed                                   (2,346,047)    (24,323,053)   (2,103,020)      (21,931,007)
  Net change resulting from Class B
  Share transactions                               16,969,736   $ 175,935,055   17,822,673    $   186,033,815
                                                        SIX MONTHS ENDED                YEAR ENDED
                                                          MAY 31, 1998               NOVEMBER 30, 1997
 CLASS C SHARES                                      SHARES         AMOUNT         SHARES          AMOUNT
 Shares sold                                        3,372,217   $  34,964,460     2,113,138   $    22,111,893
 Shares issued to shareholders in payment of
 distributions declared                               105,169       1,087,369        70,259           732,691
 Shares redeemed                                     (451,276)     (4,680,634)     (371,891)       (3,877,196)
  Net change resulting from Class C
  Share transactions                                3,026,110   $  31,371,195     1,811,506   $    18,967,388
                                                        SIX MONTHS ENDED                 YEAR ENDED
                                                          MAY 31, 1998               NOVEMBER 30, 1997
 CLASS F SHARES                                      SHARES         AMOUNT         SHARES          AMOUNT
 Shares sold                                          643,190   $   6,673,825     1,408,149   $    14,677,766
 Shares issued to shareholders in payment of
 distributions declared                                74,298         789,044        84,898           884,546
 Shares redeemed                                     (208,371)     (2,161,510)     (291,731)       (3,037,277)
  Net change resulting from Class F
  Share transactions                                  509,117   $   5,301,359     1,201,316   $    12,525,035
   Net change resulting from
   share transactions                              25,346,921   $ 262,790,180    23,757,306   $   248,059,670

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Advisor and Federated Global Research Corp., Federated Global Research Corp. receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which Federated Global Research Corp. manages for the Fund. This fee is paid by the Advisor out of its resources and is not an incremental Fund expense.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Corporation's Class B Shares, Class C Shares, and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                           PERCENTAGE OF
                         AVERAGE DAILY NET
 SHARE CLASS NAME         ASSETS OF CLASS
 Class B Shares               0.75%
 Class C Shares               0.75%
 Class F Shares               0.50%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES -- Organizational expenses of $150,096 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the period ended May 31, 1998, the Fund expensed $23,298 of organizational expenses.

OTHER AFFILIATED PARTIES AND TRANSACTIONS -- Pursuant to an exemptive order issued by the SEC, the Fund may invest in High Yield Bond Portfolio. As of May 31, 1998, the Fund owned 49.3% of the outstanding shares of High Yield Bond Portfolio.

GENERAL -- Certain Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1998, were as follows:

PURCHASES $561,741,582
SALES     $313,349,504

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

DIRECTORS
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
Nicholas P. Constantakis
William J. Copeland
James E. Dowd, Esq.
Lawrence D. Ellis, M.D.
Richard B. Fisher
Edward L. Flaherty, Jr., Esq.
Peter E. Madden
John E. Murray, Jr., J.D., S.J.D.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman

Richard B. Fisher
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President,
Treasurer, and Secretary

Nicholas J. Seitanakis
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses, which contain facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated Investors

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 338319700
Cusip 338319866
Cusip 338319809
Cusip 338319882
G00324-01 (7/98)
[Graphic]




A1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 1/13/92 to 5/31/98. The "y" axis is measured in increments of $2,000 ranging from $0 to $12,000 and indicates that the ending value of hypothetical initial investment of $7,000 in the Federated Limited Term Fund's Class A Shares, assuming a 1.00% sales charge and the reinvestment of all capital gains and dividends, would have grown to $10,052 on 5/31/98.

A2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 1/13/92 to 5/31/98. The "y" axis is measured in increments of $2,000 ranging from $0 to $10,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the Federated Limited Term Fund's Class A Shares, assuming the reinvestment of all capital gains and dividends, would have grown to $8,494 on 5/31/98.

A3. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 1/13/92 to 5/31/98. The "y" axis is measured in increments of $4,000 ranging from $0 to $20,000 and indicates the ending value of a hypothetical initial investment of $10,000 in the Federated Limited Term Fund's Class A Shares would have grown to $14,360 on 5/31/98.

B1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 9/1/93 to 5/31/98. The "y" axis is measured in increments of $1,000 ranging from $0 to $8,000 and indicates that the ending value of hypothetical initial investment of $5,000 in the Federated Limited Term Municipal Fund's Class A Shares, assuming a 1.00% sales charge and the reinvestment of all capital gains and dividends, would have grown to $5,959 on 5/31/98.

B2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 9/1/93 to 5/31/98. The "y" axis is measured in increments of $1,000 ranging from $0 to $8,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the Federated Limited Term Municipal Fund's Class A Shares, assuming the reinvestment of all capital gains and dividends, would have grown to $5,562 on 5/31/98.

C1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 5/4/94 to 5/31/98. The "y" axis is measured in increments of $2,000 ranging from $0 to $10,000 and indicates that the ending value of hypothetical initial investment of $5,000 in the Federated Strategic Income Fund's Class A Shares, assuming a 4.50% sales charge and the reinvestment of all capital gains and dividends, would have grown to $7,040 on 5/31/98.

C2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 5/4/94 to 5/31/98. The "y" axis is measured in increments of $1,000 ranging from $0 to $7,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the Federated Strategic Income Fund's Class A Shares, assuming the reinvestment of all capital gains and dividends, would have grown to $5,850 on 5/31/98.

C3. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 5/4/94 to 5/31/98. The "y" axis is measured in increments of $30,000 ranging from $0 to $180,000 and indicates that the ending value of a hypothetical initial investmnet of $100,00 in the Federated Strategic Income Fund's Class A Shares would have grown to $141,907 on 5/31/98.